Portfolio of investments—January 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 43.82%
FHLMC	2.00%	6-1-2040	$7,996,772	$6,850,876
FHLMC	2.00	7-1-2040	15,040,479	12,884,123
FHLMC	2.00	8-1-2040	8,556,520	7,165,905
FHLMC	2.00	10-1-2040	8,539,400	7,138,736
FHLMC	2.00	11-1-2040	15,929,409	13,335,407
FHLMC	2.00	12-1-2040	2,821,037	2,361,322
FHLMC	2.00	1-1-2041	2,174,831	1,817,743
FHLMC	2.00	2-1-2041	2,228,972	1,862,191
FHLMC	2.00	4-1-2041	4,281,628	3,576,605
FHLMC	2.00	11-1-2041	4,342,525	3,613,123
FHLMC	2.00	2-1-2047	2,001,717	1,559,509
FHLMC	2.00	12-1-2051	1,312,179	1,044,538
FHLMC	2.50	10-1-2032	68,985,716	65,363,812
FHLMC	2.50	3-1-2037	4,119,452	3,782,927
FHLMC	2.50	4-1-2042	1,669,488	1,420,854
FHLMC	2.50	5-1-2042	5,535,552	4,714,572
FHLMC	2.50	6-1-2042	2,021,434	1,721,642
FHLMC	2.50	8-1-2043	4,973,489	4,307,834
FHLMC	2.50	6-1-2046	5,946,662	5,150,769
FHLMC	2.50	9-1-2051	9,304,369	7,712,130
FHLMC	2.50	2-1-2052	936,925	773,885
FHLMC	2.50	3-1-2052	3,265,975	2,689,526
FHLMC	3.00	4-1-2040	2,393,088	2,171,631
FHLMC	3.00	3-1-2043	2,074,406	1,831,222
FHLMC	3.00	4-1-2043	2,840,500	2,507,737
FHLMC	3.00	8-1-2043	4,374,790	3,861,370
FHLMC	3.00	2-1-2045	6,766,202	5,949,830
FHLMC	3.00	4-1-2045	10,635,475	9,380,620
FHLMC	3.00	5-1-2045	3,573,677	3,121,434
FHLMC	3.00	9-1-2046	5,024,419	4,370,055
FHLMC	3.00	9-1-2033	1,562,682	1,479,213
FHLMC	3.00	5-1-2043	6,905,413	6,116,578
FHLMC	3.00	1-1-2046	3,432,032	3,040,649
FHLMC	3.00	2-1-2047	1,386,267	1,225,595
FHLMC	3.00	4-1-2047	21,063,401	18,300,753
FHLMC	4.00	4-1-2037	930,612	895,498
FHLMC	4.00	3-1-2050	9,525,435	8,862,019
FHLMC	4.50	6-1-2039	136,133	133,899
FHLMC	4.50	7-1-2039	181,173	177,199
FHLMC	5.50	4-1-2054	13,010,540	12,853,672
FHLMC	5.50	5-1-2054	6,574,788	6,497,102
FHLMC	5.50	12-1-2054	2,591,048	2,607,950
FHLMC	6.00	7-1-2054	4,305,153	4,436,603
FHLMC	6.00	9-1-2054	69,619,082	70,942,486
FHLMC	6.00	10-1-2054	5,783,455	5,957,912
FHLMC	6.00	12-1-2054	3,988,774	4,115,395
FHLMC	6.50	10-1-2054	3,958,115	4,153,388
FHLMC STRIPS Series 264 Class 30	3.00	7-15-2042	4,551,678	4,082,728
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 1

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC STRIPS Series 271 Class F5 (30 Day Average U.S. SOFR+0.61%)±	5.02%	8-15-2042	$1,386,374	$1,366,199
FHLMC STRIPS Series 272 Class F1 (30 Day Average U.S. SOFR+0.61%)±	5.02	8-15-2042	2,149,379	2,118,196
FHLMC STRIPS Series 280 Class F1 (30 Day Average U.S. SOFR+0.61%)±	5.02	9-15-2042	2,202,570	2,170,448
FHLMC (30 Day Average U.S. SOFR+2.14%)±	3.95	8-1-2052	2,746,721	2,613,082
FHLMC (30 Day Average U.S. SOFR+2.31%)±	4.22	5-1-2053	7,922,598	7,777,712
FHLMC (RFUCCT1Y+1.62%)±	3.11	2-1-2050	3,188,254	3,142,963
FHLMC (RFUCCT1Y+1.64%)±	4.19	11-1-2048	1,890,146	1,948,682
FHLMC Series 1897 Class K	7.00	9-15-2026	24	24
FHLMC Series 326 Class F2 (30 Day Average U.S. SOFR+0.66%)±	5.07	3-15-2044	2,016,343	1,986,691
FHLMC Series 3693 Class FC (30 Day Average U.S. SOFR+0.61%)±	5.02	7-15-2040	1,720,024	1,711,220
FHLMC Series 3919 Class FA (30 Day Average U.S. SOFR+0.61%)±	5.02	9-15-2041	1,611,208	1,602,209
FHLMC Series 3951 Class FN (30 Day Average U.S. SOFR+0.56%)±	4.97	11-15-2041	1,234,906	1,225,604
FHLMC Series 3958 Class AF (30 Day Average U.S. SOFR+0.56%)±	4.97	11-15-2041	1,531,115	1,519,625
FHLMC Series 3975 Class CF (30 Day Average U.S. SOFR+0.60%)±	5.01	12-15-2041	921,910	916,800
FHLMC Series 3975 Class FA (30 Day Average U.S. SOFR+0.60%)±	5.01	12-15-2041	1,452,604	1,444,791
FHLMC Series 3990 Class FG (30 Day Average U.S. SOFR+0.56%)±	4.97	1-15-2042	1,797,969	1,784,990
FHLMC Series 4047 Class CX	3.50	5-15-2042	4,821,431	4,375,176
FHLMC Series 4059 Class FP (30 Day Average U.S. SOFR+0.56%)±	4.97	6-15-2042	2,030,748	2,014,090
FHLMC Series 4091 Class BX	3.25	10-15-2041	2,378,160	2,174,214
FHLMC Series 4091 Class MX	3.25	2-15-2042	1,928,404	1,753,299
FHLMC Series 4091 Class EX	3.38	7-15-2042	1,471,119	1,347,578
FHLMC Series 4091 Class FN (30 Day Average U.S. SOFR+0.51%)±	4.92	8-15-2042	1,490,467	1,474,220
FHLMC Series 4117 Class HB	2.50	10-15-2042	1,648,454	1,427,850
FHLMC Series 4122 Class FP (30 Day Average U.S. SOFR+0.51%)±	4.92	10-15-2042	2,783,439	2,734,248
FHLMC Series 4160 Class HP	2.50	1-15-2033	1,817,232	1,719,124
FHLMC Series 4184 Class FN (30 Day Average U.S. SOFR+0.46%)±	4.87	3-15-2043	1,220,784	1,204,500
FHLMC Series 4205 Class PA	1.75	5-15-2043	1,394,956	1,168,184
FHLMC Series 4240 Class FA (30 Day Average U.S. SOFR+0.61%)±	5.02	8-15-2043	3,946,565	3,883,484
FHLMC Series 4273 Class PF (30 Day Average U.S. SOFR+0.51%)±	4.92	11-15-2043	1,716,462	1,694,977
FHLMC Series 4281 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.92	12-15-2043	731,504	724,605
FHLMC Series 4286 Class VF (30 Day Average U.S. SOFR+0.56%)±	4.97	12-15-2043	3,126,628	3,075,936
FHLMC Series 4303 Class FA (30 Day Average U.S. SOFR+0.46%)±	4.87	2-15-2044	1,300,583	1,283,888
FHLMC Series 4427 Class CE	3.00	2-15-2034	527,075	517,923
FHLMC Series 4446 Class CP	2.25	3-15-2045	1,790,377	1,548,253
See accompanying notes to portfolio of investments
2 | Allspring Core Bond Portfolio

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC Series 4527 Class GA	3.00%	2-15-2044	$3,227,462	$3,044,246
FHLMC Series 4533 Class AB	3.00	6-15-2044	4,748,252	4,487,636
FHLMC Series 4544 Class P	2.50	1-15-2046	10,228,927	8,705,759
FHLMC Series 4582 Class HA	3.00	9-15-2045	7,214,241	6,697,476
FHLMC Series 4587 Class AF (30 Day Average U.S. SOFR+0.46%)±	4.87	6-15-2046	2,297,837	2,275,971
FHLMC Series 4604 Class FB (30 Day Average U.S. SOFR+0.51%)±	4.92	8-15-2046	4,200,665	4,135,627
FHLMC Series 4611 Class BF (30 Day Average U.S. SOFR+0.51%)±	4.92	6-15-2041	15,987,725	15,848,346
FHLMC Series 4620 Class LF (30 Day Average U.S. SOFR+0.51%)±	4.92	10-15-2046	2,324,937	2,295,867
FHLMC Series 4628 Class KF (30 Day Average U.S. SOFR+0.61%)±	5.02	1-15-2055	2,224,285	2,177,734
FHLMC Series 4709 Class FA (30 Day Average U.S. SOFR+0.41%)±	4.82	8-15-2047	1,687,541	1,654,800
FHLMC Series 4719 Class LM	3.00	9-15-2047	1,567,568	1,365,760
FHLMC Series 4719 Class LA	3.50	9-15-2047	2,095,887	1,893,360
FHLMC Series 4742 Class PA	3.00	10-15-2047	3,307,923	2,943,706
FHLMC Series 4753 Class BD	3.00	1-15-2048	1,904,599	1,658,031
FHLMC Series 4826 Class KF (30 Day Average U.S. SOFR+0.41%)±	4.82	9-15-2048	1,248,730	1,216,904
FHLMC Series 4854 Class FB (30 Day Average U.S. SOFR+0.41%)±	4.82	1-15-2049	4,391,000	4,315,738
FHLMC Series 4857 Class JA	3.35	1-15-2049	6,217,064	5,821,495
FHLMC Series 4880 Class DA	3.00	5-15-2050	2,785,256	2,496,911
FHLMC Series 4903 Class NF (30 Day Average U.S. SOFR+0.51%)±	4.87	8-25-2049	1,279,159	1,254,035
FHLMC Series 4927 Class BG	3.00	11-25-2049	2,843,994	2,558,674
FHLMC Series 4937 Class MD	2.50	10-25-2049	2,954,133	2,557,401
FHLMC Series 4940 Class AG	3.00	5-15-2040	1,913,492	1,775,823
FHLMC Series 4941 Class GA	2.00	12-15-2047	1,629,033	1,333,072
FHLMC Series 4954 Class LB	2.50	2-25-2050	1,433,986	1,228,825
FHLMC Series 4957 Class MY	3.00	2-25-2050	1,883,000	1,516,931
FHLMC Series 4979 Class UC	1.50	6-25-2050	5,280,697	4,083,691
FHLMC Series 4988 Class KF (30 Day Average U.S. SOFR+0.46%)±	4.82	7-25-2050	2,583,676	2,557,815
FHLMC Series 4993 Class KF (30 Day Average U.S. SOFR+0.56%)±	4.92	7-25-2050	11,691,399	11,308,573
FHLMC Series 5004 Class FM (30 Day Average U.S. SOFR+0.46%)±	4.82	8-25-2050	2,361,729	2,266,172
FHLMC Series 5020 Class ET	3.50	10-25-2050	2,518,646	2,260,750
FHLMC Series 5058 Class BC	5.00	11-25-2050	1,892,055	1,826,616
FHLMC Series 5091 Class AB	1.50	3-25-2051	5,091,413	4,020,111
FHLMC Series 5092 Class HE	2.00	2-25-2051	3,065,645	2,468,470
FHLMC Series 5114 Class AD	1.50	8-25-2047	12,874,367	10,854,592
FHLMC Series 5116 Class PB	2.25	2-25-2051	3,107,379	2,665,344
FHLMC Series 5118 Class CA	1.50	10-15-2033	2,796,228	2,516,305
FHLMC Series 5119 Class AB	1.50	8-25-2049	2,958,101	2,296,308
FHLMC Series 5119 Class QF (30 Day Average U.S. SOFR+0.20%)±	4.55	6-25-2051	3,473,101	3,258,806
FHLMC Series 5178 Class TP	2.50	4-25-2049	3,954,011	3,416,524
FHLMC Series 5182 Class M	2.50	5-25-2049	2,326,681	2,045,655
FHLMC Series 5184 Class AB	2.50	5-25-2048	1,780,532	1,590,336
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 3

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC Series 5201 Class CA	2.50%	7-25-2048	$3,309,840	$2,960,415
FHLMC Series 5202 Class BH	2.00	12-25-2047	1,840,826	1,663,035
FHLMC Series 5202 Class KA	2.50	6-25-2049	2,982,516	2,604,580
FHLMC Series 5202 Class LA	2.50	5-25-2049	3,607,162	3,108,116
FHLMC Series 5202 Class TA	2.50	12-25-2048	5,562,108	4,999,042
FHLMC Series 5202 Class MB	3.00	11-25-2048	4,867,288	4,357,320
FHLMC Series 5206 Class CA	3.00	2-25-2047	2,295,286	2,055,623
FHLMC Series 5206 Class CD	3.50	5-25-2049	3,640,787	3,310,064
FHLMC Series 5207 Class PA	3.00	6-25-2051	3,968,998	3,460,459
FHLMC Series 5209 Class EA	3.00	8-25-2050	2,950,663	2,650,652
FHLMC Series 5209 Class EJ	3.00	8-25-2050	2,950,663	2,650,652
FHLMC Series 5210 Class DC	3.00	9-25-2051	2,909,302	2,662,088
FHLMC Series 5217 Class CD	2.50	7-25-2049	2,703,807	2,466,136
FHLMC Series 5220 Class QK	3.50	9-25-2050	5,553,839	5,199,314
FHLMC Series 5228 Class TN	3.50	7-25-2039	2,645,011	2,484,924
FHLMC Series 5335 Class FB (30 Day Average U.S. SOFR+0.81%)±	5.22	10-15-2039	5,196,630	5,221,192
FHLMC Series 5338 Class FH (30 Day Average U.S. SOFR+0.41%)±	4.82	4-15-2045	4,662,534	4,551,543
FHLMC Series 5396 Class HF (30 Day Average U.S. SOFR+0.95%)±	5.30	4-25-2054	6,445,527	6,490,679
FHLMC Series 5399 Class FB (30 Day Average U.S. SOFR+0.90%)±	5.25	4-25-2054	4,213,038	4,208,383
FHLMC Series 5410 Class JY	3.00	3-15-2044	3,133,266	2,615,876
FHLMC Series 5451 Class FD (30 Day Average U.S. SOFR+0.51%)±	4.92	1-15-2044	2,509,410	2,465,537
FHLMC Series 5452 Class KY	3.00	3-15-2044	3,353,681	2,823,564
FNMA	2.00	6-1-2040	2,697,451	2,311,732
FNMA	2.00	7-1-2040	8,120,298	6,956,046
FNMA	2.00	8-1-2040	20,475,945	17,148,177
FNMA	2.00	9-1-2040	9,152,163	7,652,006
FNMA	2.00	10-1-2040	13,798,022	11,552,666
FNMA	2.00	11-1-2040	8,038,586	6,729,980
FNMA	2.00	12-1-2040	49,804,519	41,668,466
FNMA	2.00	1-1-2041	17,253,152	14,420,350
FNMA	2.00	4-1-2041	3,371,278	2,816,941
FNMA	2.00	5-1-2041	15,453,243	12,931,524
FNMA	2.00	10-1-2041	6,175,850	5,173,669
FNMA	2.00	11-1-2041	2,073,555	1,740,646
FNMA	2.00	2-1-2042	6,828,270	5,705,134
FNMA	2.00	4-1-2042	3,244,854	2,721,388
FNMA	2.00	4-1-2046	9,865,421	7,893,520
FNMA	2.00	1-1-2047	1,824,490	1,455,786
FNMA	2.00	3-1-2047	13,164,768	10,486,127
FNMA	2.50	2-1-2035	5,045,913	4,644,075
FNMA	2.50	3-1-2035	2,010,295	1,850,180
FNMA	2.50	2-1-2036	2,855,025	2,620,494
FNMA	2.50	12-1-2036	3,695,055	3,391,385
FNMA	2.50	12-1-2040	5,591,685	4,901,544
See accompanying notes to portfolio of investments
4 | Allspring Core Bond Portfolio

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	2.50%	5-1-2041	$6,128,025	$5,250,840
FNMA	2.50	8-1-2041	3,335,747	2,854,076
FNMA	2.50	2-1-2042	3,411,303	2,942,063
FNMA	2.50	4-1-2042	7,587,674	6,472,962
FNMA	2.50	5-1-2042	4,545,114	3,874,622
FNMA	2.50	6-1-2042	4,131,341	3,524,428
FNMA	2.50	5-1-2046	1,783,213	1,475,428
FNMA	2.50	12-1-2047	8,251,691	7,182,422
FNMA	2.50	10-1-2050	5,468,915	4,542,394
FNMA	2.50	3-1-2052	3,820,693	3,152,736
FNMA	3.00	11-1-2039	1,907,932	1,788,165
FNMA	3.00	5-1-2040	5,553,626	5,035,866
FNMA	3.00	11-1-2042	2,981,301	2,633,661
FNMA	3.00	1-1-2043	3,112,660	2,804,812
FNMA	3.00	2-1-2043	14,811,616	12,901,837
FNMA	3.00	7-1-2043	2,398,065	2,114,538
FNMA	3.00	8-1-2043	3,281,589	2,893,645
FNMA	3.00	9-1-2043	2,501,257	2,210,616
FNMA	3.00	12-1-2043	3,101,377	2,734,738
FNMA	3.00	2-1-2044	3,138,788	2,769,695
FNMA	3.00	2-1-2045	5,086,323	4,489,692
FNMA	3.00	10-1-2046	11,691,443	10,216,106
FNMA	3.00	11-1-2046	9,412,671	8,175,559
FNMA	3.00	12-1-2046	12,981,791	11,275,551
FNMA	3.00	2-1-2047	28,958,904	25,548,619
FNMA	3.00	9-1-2047	1,516,706	1,318,807
FNMA	3.00	2-1-2048	2,192,121	1,909,791
FNMA	3.00	4-1-2048	10,410,932	9,184,500
FNMA	3.00	8-1-2048	2,710,083	2,391,964
FNMA	3.00	1-1-2049	9,800,012	8,612,376
FNMA	3.00	10-1-2049	38,872,228	34,301,117
FNMA	3.00	2-1-2050	51,587,106	44,920,613
FNMA	3.00	5-1-2050	11,583,299	10,187,437
FNMA	3.00	7-1-2050	23,316,443	20,154,771
FNMA	3.00	4-1-2052	12,966,883	11,186,127
FNMA	3.00	7-1-2052	2,294,733	2,026,381
FNMA	3.00	10-1-2052	16,350,605	14,049,157
FNMA	3.00	2-1-2055	1,671,882	1,435,994
FNMA	3.00	7-1-2060	22,347,181	18,650,331
FNMA	3.00	8-1-2042	2,132,140	1,883,563
FNMA	3.50	10-1-2037	1,699,072	1,616,988
FNMA	3.50	6-1-2042	2,084,236	1,928,520
FNMA	3.50	1-1-2044	1,210,912	1,117,186
FNMA	3.50	5-1-2037	1,725,001	1,649,136
FNMA	4.00	1-1-2027	1,804,562	1,794,255
FNMA	4.00	9-1-2033	928,583	909,734
FNMA	4.00	3-1-2035	4,934,350	4,901,499
FNMA	4.00	10-1-2037	672,947	659,801
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 5

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	4.00%	6-1-2038	$1,278,514	$1,254,865
FNMA	4.00	9-1-2045	461,039	432,571
FNMA	4.00	1-1-2046	3,427,868	3,216,255
FNMA	4.00	3-1-2047	1,416,322	1,321,431
FNMA	4.00	4-1-2047	349,520	326,164
FNMA	4.00	10-1-2047	386,400	360,514
FNMA	4.00	7-1-2048	11,188,667	10,459,408
FNMA	4.00	12-1-2048	1,746,319	1,628,956
FNMA	4.50	6-1-2041	156,476	151,783
FNMA	4.50	3-1-2043	1,888,988	1,832,366
FNMA	4.50	10-1-2045	3,015,243	2,898,735
FNMA	4.50	2-1-2046	86,445	83,015
FNMA	4.50	7-1-2048	2,916,195	2,801,887
FNMA	4.50	11-1-2048	1,234,009	1,183,746
FNMA	5.50	12-1-2053	9,490,519	9,383,269
FNMA	5.50	2-1-2054	50,036,587	49,482,059
FNMA	5.50	3-1-2054	11,096,391	10,962,602
FNMA	5.50	7-1-2054	4,982,320	4,982,473
FNMA	5.50	9-1-2054	11,541,237	11,405,761
FNMA	5.50	10-1-2054	7,375,410	7,398,024
FNMA	5.50	11-1-2054	7,759,204	7,782,996
FNMA	5.50	12-1-2054	7,485,982	7,508,937
FNMA	5.50	1-1-2055	10,385,062	10,411,968
FNMA%%	5.50	2-15-2055	96,900,000	95,693,892
FNMA	6.00	12-1-2053	2,528,251	2,590,267
FNMA	6.00	6-1-2054	3,902,088	4,025,949
FNMA	6.00	7-1-2054	4,591,676	4,743,084
FNMA	6.00	9-1-2054	16,773,413	17,290,134
FNMA	6.00	10-1-2054	10,231,925	10,384,508
FNMA	6.00	11-1-2054	8,349,886	8,601,581
FNMA	6.00	12-1-2054	2,620,832	2,707,241
FNMA	6.00	1-1-2055	11,734,543	12,067,241
FNMA%%	6.00	3-1-2055	37,500,000	37,700,590
FNMA	6.50	12-1-2053	2,882,247	3,036,167
FNMA	6.50	6-1-2054	3,353,138	3,527,930
FNMA	6.50	8-1-2054	3,625,413	3,813,236
FNMA	6.50	9-1-2054	7,990,416	8,382,614
FNMA	6.50	10-1-2054	4,185,064	4,388,415
FNMA Interest STRIPS Series 414 Class A35	3.50	10-25-2042	3,956,142	3,636,815
FNMA Principal STRIPS¤	0.00	11-15-2030	18,777,000	14,415,356
FNMA (30 Day Average U.S. SOFR+2.12%)±	3.94	8-1-2052	1,910,379	1,823,019
FNMA (30 Day Average U.S. SOFR+2.12%)±	4.08	7-1-2052	4,133,495	3,962,835
FNMA (30 Day Average U.S. SOFR+2.12%)±	4.11	9-1-2052	3,706,205	3,646,979
FNMA (30 Day Average U.S. SOFR+2.12%)±	4.60	8-1-2052	4,359,086	4,261,094
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.12	10-1-2052	9,610,941	9,455,161
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.17	11-1-2052	3,110,519	3,060,759
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.36	7-1-2052	4,955,692	4,862,330
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.60	8-1-2052	5,450,198	5,384,220
See accompanying notes to portfolio of investments
6 | Allspring Core Bond Portfolio

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.65%	8-1-2052	$4,596,062	$4,545,937
FNMA (RFUCCT1Y+1.60%)±	4.92	3-1-2050	3,738,269	3,870,542
FNMA (RFUCCT1Y+1.61%)±	2.79	6-1-2050	2,012,574	1,902,931
FNMA Series 2010-107 Class FB (30 Day Average U.S. SOFR+0.52%)±	4.88	9-25-2040	1,200,279	1,189,977
FNMA Series 2011-111 Class DB	4.00	11-25-2041	2,508,506	2,369,846
FNMA Series 2011-117 Class AF (30 Day Average U.S. SOFR+0.56%)±	4.92	11-25-2041	1,071,218	1,063,014
FNMA Series 2011-117 Class FA (30 Day Average U.S. SOFR+0.56%)±	4.92	11-25-2041	3,278,374	3,253,875
FNMA Series 2011-127 Class FC (30 Day Average U.S. SOFR+0.56%)±	4.92	12-25-2041	1,522,008	1,509,616
FNMA Series 2011-142 Class EF (30 Day Average U.S. SOFR+0.61%)±	4.97	1-25-2042	1,710,008	1,700,620
FNMA Series 2011-55 Class FH (30 Day Average U.S. SOFR+0.55%)±	4.91	6-25-2041	1,221,487	1,212,704
FNMA Series 2012-106 Class FA (30 Day Average U.S. SOFR+0.45%)±	4.81	10-25-2042	1,038,678	1,021,370
FNMA Series 2012-12 Class FA (30 Day Average U.S. SOFR+0.61%)±	4.97	2-25-2042	1,510,719	1,502,198
FNMA Series 2012-133 Class JF (30 Day Average U.S. SOFR+0.46%)±	4.82	12-25-2042	1,769,465	1,731,202
FNMA Series 2012-151 Class NX	1.50	1-25-2043	1,596,824	1,334,593
FNMA Series 2012-35 Class FL (30 Day Average U.S. SOFR+0.61%)±	4.97	4-25-2042	1,237,492	1,230,289
FNMA Series 2012-47 Class JF (30 Day Average U.S. SOFR+0.61%)±	4.97	5-25-2042	2,017,075	2,005,466
FNMA Series 2012-9 Class FA (30 Day Average U.S. SOFR+0.61%)±	4.97	2-25-2042	1,158,183	1,151,435
FNMA Series 2012-9 Class WF (30 Day Average U.S. SOFR+0.61%)±	4.97	2-25-2042	1,177,579	1,170,890
FNMA Series 2013-11 Class AP	1.50	1-25-2043	4,310,163	3,892,325
FNMA Series 2013-15 Class FA (30 Day Average U.S. SOFR+0.46%)±	4.82	3-25-2043	2,130,662	2,084,567
FNMA Series 2013-43 Class BP	1.75	5-25-2043	1,898,623	1,593,267
FNMA Series 2013-49 Class AP	1.75	5-25-2043	1,355,284	1,114,375
FNMA Series 2014-17 Class DY	3.50	4-25-2044	3,273,000	2,925,886
FNMA Series 2014-25 Class EL	3.00	5-25-2044	2,053,027	1,845,332
FNMA Series 2014-74 Class FC (30 Day Average U.S. SOFR+0.51%)±	4.87	11-25-2044	1,699,473	1,668,230
FNMA Series 2015-26 Class GF (30 Day Average U.S. SOFR+0.41%)±	4.77	5-25-2045	3,111,454	3,038,805
FNMA Series 2015-32 Class FA (30 Day Average U.S. SOFR+0.41%)±	4.77	5-25-2045	1,944,963	1,894,766
FNMA Series 2015-48 Class FB (30 Day Average U.S. SOFR+0.41%)±	4.77	7-25-2045	2,332,098	2,273,125
FNMA Series 2015-72 Class GL	3.00	10-25-2045	1,638,044	1,373,976
FNMA Series 2015-8 Class AP	2.00	3-25-2045	3,932,551	3,441,875
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 7

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2015-84 Class PA	1.70%	8-25-2033	$3,103,912	$2,876,205
FNMA Series 2016-11 Class CF (30 Day Average U.S. SOFR+0.46%)±	4.82	3-25-2046	1,182,280	1,162,681
FNMA Series 2016-11 Class FG (30 Day Average U.S. SOFR+0.46%)±	4.82	3-25-2046	1,598,376	1,574,887
FNMA Series 2016-19 Class FD (30 Day Average U.S. SOFR+0.51%)±	4.87	4-25-2046	7,070,281	6,991,557
FNMA Series 2016-22 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.87	4-25-2046	3,033,205	2,985,399
FNMA Series 2016-22 Class FG (30 Day Average U.S. SOFR+0.51%)±	4.87	4-25-2046	2,633,513	2,591,065
FNMA Series 2016-3 Class PL	2.50	2-25-2046	16,354,010	13,704,337
FNMA Series 2016-48 Class MA	2.00	6-25-2038	5,357,113	4,910,904
FNMA Series 2016-57 Class PC	1.75	6-25-2046	12,691,359	10,532,838
FNMA Series 2016-61 Class BF (30 Day Average U.S. SOFR+0.51%)±	4.87	9-25-2046	777,819	772,837
FNMA Series 2016-64 Class BC	1.75	9-25-2046	3,052,305	2,776,533
FNMA Series 2016-69 Class BF (30 Day Average U.S. SOFR+0.51%)±	4.87	10-25-2046	2,437,651	2,407,042
FNMA Series 2016-75 Class FE (30 Day Average U.S. SOFR+0.51%)±	4.87	10-25-2046	1,913,568	1,891,241
FNMA Series 2016-78 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.87	3-25-2044	1,256,369	1,237,700
FNMA Series 2016-79 Class FH (30 Day Average U.S. SOFR+0.51%)±	4.87	11-25-2046	1,908,660	1,886,073
FNMA Series 2016-82 Class FE (30 Day Average U.S. SOFR+0.51%)±	4.87	11-25-2046	4,274,093	4,228,383
FNMA Series 2016-82 Class FH (30 Day Average U.S. SOFR+0.51%)±	4.87	11-25-2046	3,891,548	3,833,479
FNMA Series 2016-84 Class FB (30 Day Average U.S. SOFR+0.51%)±	4.87	11-25-2046	1,856,846	1,827,947
FNMA Series 2016-86 Class FE (30 Day Average U.S. SOFR+0.51%)±	4.87	11-25-2046	4,775,589	4,700,087
FNMA Series 2016-88 Class CF (30 Day Average U.S. SOFR+0.56%)±	4.92	12-25-2046	3,260,339	3,220,148
FNMA Series 2016-91 Class AF (30 Day Average U.S. SOFR+0.51%)±	4.87	12-25-2046	1,762,914	1,745,729
FNMA Series 2017-11 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.87	3-25-2047	826,920	818,519
FNMA Series 2017-113 Class FB (30 Day Average U.S. SOFR+0.36%)±	4.72	1-25-2048	827,134	814,853
FNMA Series 2017-12 Class FD (30 Day Average U.S. SOFR+0.51%)±	4.87	3-25-2047	2,005,601	1,980,558
FNMA Series 2017-13 Class PA	3.00	8-25-2046	1,718,023	1,563,557
FNMA Series 2017-23 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.87	4-25-2047	2,096,967	2,067,185
FNMA Series 2017-24 Class PG	2.63	4-25-2047	6,923,706	5,897,193
FNMA Series 2017-26 Class FA (30 Day Average U.S. SOFR+0.46%)±	4.82	4-25-2047	5,114,167	5,050,927
See accompanying notes to portfolio of investments
8 | Allspring Core Bond Portfolio

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2017-35 Class MC	2.63%	12-25-2044	$1,733,938	$1,662,197
FNMA Series 2017-82 Class FE (30 Day Average U.S. SOFR+0.36%)±	4.72	10-25-2047	1,969,883	1,949,417
FNMA Series 2017-9 Class BF (30 Day Average U.S. SOFR+0.51%)±	4.87	3-25-2047	2,270,090	2,242,250
FNMA Series 2017-9 Class DF (30 Day Average U.S. SOFR+0.51%)±	4.87	3-25-2047	1,651,165	1,631,212
FNMA Series 2017-9 Class EF (30 Day Average U.S. SOFR+0.51%)±	4.87	3-25-2047	883,398	875,349
FNMA Series 2017-96 Class FB (30 Day Average U.S. SOFR+0.41%)±	4.77	12-25-2047	3,099,149	3,044,494
FNMA Series 2018-1 Class FA (30 Day Average U.S. SOFR+0.36%)±	4.72	2-25-2048	1,345,124	1,321,578
FNMA Series 2018-14 Class KC	3.00	3-25-2048	1,982,611	1,855,298
FNMA Series 2018-36 Class FD (30 Day Average U.S. SOFR+0.36%)±	4.72	6-25-2048	4,151,715	4,094,252
FNMA Series 2018-38 Class MA	3.30	6-25-2048	3,185,900	2,966,317
FNMA Series 2018-45 Class TM	3.00	6-25-2048	2,646,005	2,331,726
FNMA Series 2018-55 Class GA	3.38	8-25-2048	2,513,395	2,338,144
FNMA Series 2018-64 Class A	3.00	9-25-2048	2,163,940	1,846,813
FNMA Series 2018-8 Class KL	2.50	3-25-2047	2,036,283	1,779,391
FNMA Series 2018-85 Class EA	3.50	12-25-2048	1,638,475	1,557,000
FNMA Series 2018-86 Class AF (30 Day Average U.S. SOFR+0.41%)±	4.77	12-25-2048	659,228	651,532
FNMA Series 2019-13 Class PE	3.00	3-25-2049	1,643,388	1,448,384
FNMA Series 2019-15 Class FA (30 Day Average U.S. SOFR+0.61%)±	4.97	4-25-2049	1,173,115	1,150,602
FNMA Series 2019-25 Class PA	3.00	5-25-2048	4,236,812	3,864,008
FNMA Series 2019-41 Class FG (30 Day Average U.S. SOFR+0.61%)±	4.97	8-25-2059	3,111,320	3,053,517
FNMA Series 2019-43 Class FC (30 Day Average U.S. SOFR+0.51%)±	4.87	8-25-2049	2,260,305	2,214,850
FNMA Series 2019-67 Class FB (30 Day Average U.S. SOFR+0.56%)±	4.92	11-25-2049	1,229,604	1,206,380
FNMA Series 2019-81 Class LH	3.00	12-25-2049	2,013,903	1,761,027
FNMA Series 2020-45 Class JL	3.00	7-25-2040	3,618,556	3,260,494
FNMA Series 2020-48 Class AB	2.00	7-25-2050	2,825,926	2,371,018
FNMA Series 2020-48 Class DA	2.00	7-25-2050	6,431,513	5,295,707
FNMA Series 2020-57 Class LJ	2.00	8-25-2050	11,880,000	8,369,239
FNMA Series 2020-59 Class NC	3.00	8-25-2040	2,730,620	2,460,153
FNMA Series 2020-70 Class AD	1.50	10-25-2050	8,469,632	6,245,523
FNMA Series 2021-27 Class EC	1.50	5-25-2051	8,362,214	6,572,879
FNMA Series 2021-40 Class DW	2.00	6-25-2041	695,306	596,799
FNMA Series 2021-42 Class AC	2.00	2-25-2051	2,518,108	2,128,522
FNMA Series 2021-76 Class KB	1.25	11-25-2051	1,433,941	1,178,951
FNMA Series 2021-78 Class ND	1.50	11-25-2051	4,647,343	3,705,265
FNMA Series 2021-91 Class AB	2.50	9-25-2049	3,077,941	2,652,084
FNMA Series 2021-95 Class CP	1.50	8-25-2051	1,634,509	1,342,591
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 9

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2022-11 Class D	3.00%	1-25-2050	$2,054,827	$1,847,685
FNMA Series 2022-18 Class DL	3.25	7-25-2046	4,556,375	4,195,590
FNMA Series 2022-3 Class N	2.00	10-25-2047	9,199,034	7,938,336
FNMA Series 2022-4 Class MH	3.00	9-25-2048	3,476,244	3,177,706
FNMA Series 2022-62 Class KA	3.25	9-25-2052	2,063,542	1,887,996
FNMA Series 2022-89 Class AY	3.00	2-25-2048	3,870,259	3,181,315
FNMA Series 2022-9 Class DJ	3.25	3-25-2049	2,505,976	2,287,868
FNMA Series 2023-14 Class EJ	2.75	4-25-2049	3,310,406	3,008,824
FNMA Series 2023-37 Class FH (30 Day Average U.S. SOFR+0.51%)±	4.87	1-25-2050	5,087,783	4,989,768
FNMA Series 2023-38 Class FC (30 Day Average U.S. SOFR+0.66%)±	5.02	6-25-2040	4,301,638	4,291,854
FNMA Series 2023-38 Class FD (30 Day Average U.S. SOFR+0.86%)±	5.43	10-25-2039	1,410,866	1,360,281
FNMA Series 2024-64 Class KY	3.00	12-25-2043	1,950,398	1,631,750
GNMA	2.50	12-20-2037	3,498,667	3,170,481
GNMA	2.50	6-20-2038	6,573,045	5,948,004
GNMA	3.00	6-20-2043	3,701,826	3,243,418
GNMA	3.00	8-20-2043	1,140,324	999,398
GNMA	3.00	11-15-2047	9,342,056	8,352,663
GNMA	3.00	10-20-2050	7,976,779	6,973,332
GNMA	4.00	4-20-2048	784,108	725,070
GNMA	4.50	2-20-2049	2,463,998	2,301,628
GNMA%%	5.50	2-20-2055	35,900,000	35,641,969
GNMA	6.00	1-20-2053	4,004,270	4,096,226
GNMA%%	6.00	2-15-2055	45,800,000	46,186,437
GNMA%%	6.50	2-15-2055	20,600,000	20,990,430
GNMA Series 2010-163 Class NC	4.00	12-20-2040	2,517,945	2,459,184
GNMA Series 2013-152 Class HA	2.50	6-20-2043	2,763,796	2,504,747
GNMA Series 2014-133 Class BP	2.25	9-20-2044	2,347,958	2,060,079
GNMA Series 2014-146 Class QA	2.25	10-20-2044	729,958	647,441
GNMA Series 2014-149 Class KP	2.25	7-16-2044	2,020,549	1,816,301
GNMA Series 2014-181 Class L	3.00	12-20-2044	1,975,059	1,750,950
GNMA Series 2015-144 Class CA	2.50	10-20-2045	2,969,252	2,557,223
GNMA Series 2016-136 Class A	3.00	7-20-2044	1,788,189	1,563,840
GNMA Series 2016-93 Class AB	1.75	7-20-2044	3,564,490	2,838,909
GNMA Series 2016-99 Class TL	2.00	4-16-2044	5,165,403	4,139,276
GNMA Series 2017-139 Class GA	3.00	9-20-2047	6,699,269	5,915,447
GNMA Series 2017-167 Class BQ	2.50	8-20-2044	1,985,228	1,832,901
GNMA Series 2018-65 Class DC	3.50	5-20-2048	2,433,839	2,175,744
GNMA Series 2020-138 Class LE	1.50	9-20-2050	8,184,391	6,428,389
GNMA Series 2020-63 Class UD	1.75	4-20-2050	2,158,671	1,737,537
GNMA Series 2021-105 Class P	1.75	6-20-2051	10,294,242	8,076,884
GNMA Series 2021-107 Class DB	1.75	4-20-2051	9,614,776	7,592,901
GNMA Series 2021-135 Class A	2.00	8-20-2051	2,355,784	1,866,145
GNMA Series 2021-160 Class NE	2.00	9-20-2051	18,089,263	14,952,212
GNMA Series 2021-215 Class GA	2.00	12-20-2051	15,698,465	13,284,489
GNMA Series 2021-227 Class E	2.50	7-20-2050	13,215,813	11,150,207
See accompanying notes to portfolio of investments
10 | Allspring Core Bond Portfolio

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA Series 2021-24 Class BC	1.25%	2-20-2051	$3,894,163	$2,907,009
GNMA Series 2021-27 Class BD	5.00	2-20-2051	2,139,636	2,079,189
GNMA Series 2021-27 Class CW±±	5.00	2-20-2051	1,396,355	1,357,006
GNMA Series 2021-27 Class NT	5.00	2-20-2051	2,541,989	2,445,067
GNMA Series 2021-27 Class Q	5.00	2-20-2051	2,239,176	2,175,999
GNMA Series 2021-8 Class CY	5.00	1-20-2051	795,677	773,316
GNMA Series 2021-89 Class LK	2.00	5-20-2051	5,607,026	4,657,580
GNMA Series 2021-97 Class QK	2.00	6-20-2051	13,626,912	11,069,412
GNMA Series 2022-107 Class C	2.50	6-20-2051	10,350,440	8,530,967
GNMA Series 2022-153 Class KA	4.00	12-20-2049	2,839,006	2,730,617
GNMA Series 2022-191 Class B	4.00	6-20-2041	14,236,835	13,172,464
GNMA Series 2022-191 Class BY	4.00	8-20-2041	13,710,534	12,714,915
GNMA Series 2022-197 Class LF (30 Day Average U.S. SOFR+0.70%)±	5.07	11-20-2052	9,601,711	9,492,716
GNMA Series 2022-205 Class A	2.00	9-20-2051	3,870,255	3,047,985
GNMA Series 2022-24 Class AH	2.50	2-20-2052	721,397	609,981
GNMA Series 2022-31 Class GH	2.50	12-20-2049	6,545,865	5,750,810
GNMA Series 2022-34 Class DN	3.50	9-20-2041	5,487,789	5,046,566
GNMA Series 2022-46 Class LY	3.00	3-20-2052	1,342,000	1,072,180
GNMA Series 2022-5 Class BA	2.00	10-20-2049	13,245,259	10,897,992
GNMA Series 2022-50 Class CA	3.00	3-20-2052	10,332,514	9,001,174
GNMA Series 2022-66 Class CG	3.50	4-20-2052	6,192,217	5,784,711
GNMA Series 2022-78 Class HW	2.50	4-20-2052	2,260,000	1,695,886
GNMA Series 2022-84 Class A	2.50	1-20-2052	3,694,573	3,031,971
GNMA Series 2022-9 Class GA	2.00	1-20-2052	2,752,056	2,235,555
GNMA Series 2023-196 Class E	3.00	9-20-2048	4,178,186	3,871,310
GNMA Series 2023-81 Class YJ	3.50	6-20-2053	13,331,906	11,113,933
GNMA Series 2024-110 Class JC	3.00	9-20-2047	16,813,928	15,765,317
GNMA Series 2024-184 Class GC	3.50	10-20-2051	22,259,282	20,626,902
GNMA Series 2024-45 Class BD	2.00	3-20-2054	2,439,208	2,173,651
GNMA Series 2025-1 Class GC	3.50	10-20-2051	45,694,000	42,401,752
GNMA Series 2025-7 Class EL	2.50	1-20-2055	1,551,252	1,074,579
Total agency securities (Cost $2,374,039,160)				2,315,310,107
Asset-backed securities: 7.36%
Ally Auto Receivables Trust Series 2022-3 Class A4	5.07	10-16-2028	1,860,000	1,869,827
Ally Auto Receivables Trust Series 2024-2 Class A3	4.14	7-16-2029	6,830,000	6,786,807
Ally Auto Receivables Trust Series 2024-2 Class A4	4.14	10-15-2030	2,653,000	2,615,547
American Express Credit Account Master Trust Series 2023-4 Class A	5.15	9-15-2030	2,377,000	2,422,844
AmeriCredit Automobile Receivables Trust Series 2022-2 Class A3	4.38	4-18-2028	1,516,689	1,515,976
AmeriCredit Automobile Receivables Trust Series 2023-1 Class A3	5.62	11-18-2027	1,745,000	1,756,226
AmeriCredit Automobile Receivables Trust Series 2023-2 Class A3	5.81	5-18-2028	3,502,000	3,547,845
BA Credit Card Trust Series 2023-A2 Class A2	4.98	11-15-2028	14,708,000	14,844,242
BA Credit Card Trust Series 2024-A1 Class A	4.93	5-15-2029	11,388,000	11,496,638
Chase Auto Owner Trust Series 2022-AA Class A4144A	3.99	3-27-2028	2,419,000	2,400,993
College Avenue Student Loans LLC Series 2017-A Class A1 (U.S. SOFR 1 Month+1.76%)144A±	6.08	11-26-2046	946,244	954,545
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 11

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
College Avenue Student Loans LLC Series 2018-A Class A2144A	4.13%	12-26-2047	$844,845	$813,771
College Avenue Student Loans LLC Series 2019-A Class A2144A	3.28	12-28-2048	1,459,674	1,372,723
Discover Card Execution Note Trust Series 2023-A2 Class A	4.93	6-15-2028	14,576,000	14,664,562
Ford Credit Auto Lease Trust Series 2024-A Class A4	5.05	6-15-2027	1,926,000	1,938,017
Ford Credit Auto Lease Trust Series 2025-A Class A3	4.72	6-15-2028	3,193,000	3,202,344
Ford Credit Auto Owner Trust Series 2022-D Class A4	5.30	3-15-2028	1,673,000	1,689,794
Ford Credit Auto Owner Trust Series 2024-D Class A3	4.61	8-15-2029	1,992,000	1,995,531
Ford Credit Auto Owner Trust Series 2024-D Class A4	4.66	9-15-2030	2,922,000	2,928,440
Ford Credit Floorplan Master Owner Trust A Series 2024-3 Class A1144A	4.30	9-15-2029	11,200,000	11,093,262
Ford Credit Floorplan Master Owner Trust A Series 2024-4 Class A144A	4.40	9-15-2031	6,969,000	6,849,765
GM Financial Automobile Leasing Trust Series 2023-2 Class A4	5.09	5-20-2027	2,343,000	2,349,112
GM Financial Automobile Leasing Trust Series 2023-3 Class A4	5.44	8-20-2027	1,557,000	1,569,706
GM Financial Consumer Automobile Receivables Trust Series 2022-4 Class A3	4.82	8-16-2027	2,077,226	2,079,500
GM Financial Revolving Receivables Trust Series 2024-1 Class A144A	4.98	12-11-2036	2,770,000	2,798,545
GM Financial Revolving Receivables Trust Series 2024-2 Class A144A	4.52	3-11-2037	2,817,000	2,784,456
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1144A	4.73	11-15-2029	6,751,000	6,768,234
Honda Auto Receivables Owner Trust Series 2024-2 Class A3	5.27	11-20-2028	8,152,000	8,248,423
Hyundai Auto Lease Securitization Trust Series 2023-C Class A4144A	5.84	9-15-2027	3,641,000	3,687,303
Hyundai Auto Lease Securitization Trust Series 2024-C Class A3144A	4.62	4-17-2028	2,851,000	2,854,210
Hyundai Auto Lease Securitization Trust Series 2025-A Class A3144A	4.83	1-18-2028	4,844,000	4,857,499
Hyundai Auto Receivables Trust Series 2021-C Class A4	1.03	12-15-2027	2,976,000	2,926,811
Hyundai Auto Receivables Trust Series 2022-A Class A3	2.22	10-15-2026	1,552,052	1,542,054
Hyundai Auto Receivables Trust Series 2022-A Class A4	2.35	4-17-2028	1,708,000	1,676,709
Hyundai Auto Receivables Trust Series 2023-A Class A4	4.48	7-17-2028	3,320,000	3,315,647
Hyundai Auto Receivables Trust Series 2023-B Class A3	5.48	4-17-2028	2,010,000	2,029,508
Mercedes-Benz Auto Receivables Trust Series 2022-1 Class A4	5.25	2-15-2029	3,874,000	3,918,781
Mercedes-Benz Auto Receivables Trust Series 2025-1 Class A3	4.78	12-17-2029	4,172,000	4,195,277
Navient Private Education Loan Trust Series 2014-AA Class A3 (U.S. SOFR 1 Month+1.71%)144A±	6.02	10-15-2031	386,512	387,017
Navient Private Education Loan Trust Series 2016-AA Class A2B (U.S. SOFR 1 Month+2.26%)144A±	6.57	12-15-2045	327,943	329,482
Navient Private Education Refinance Loan Trust Series 2018-DA Class A2A144A	4.00	12-15-2059	1,634,560	1,610,134
Navient Private Education Refinance Loan Trust Series 2019-A Class A2A144A	3.42	1-15-2043	1,164,542	1,151,433
Navient Private Education Refinance Loan Trust Series 2019-CA Class A2144A	3.13	2-15-2068	1,271,952	1,243,598
Navient Private Education Refinance Loan Trust Series 2019-D Class A2A144A	3.01	12-15-2059	3,882,355	3,743,072
See accompanying notes to portfolio of investments
12 | Allspring Core Bond Portfolio

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Navient Private Education Refinance Loan Trust Series 2019-FA Class A2144A	2.60%	8-15-2068	$2,023,328	$1,926,291
Navient Private Education Refinance Loan Trust Series 2020-GA Class A144A	1.17	9-16-2069	2,402,890	2,213,981
Navient Private Education Refinance Loan Trust Series 2021-BA Class A144A	0.94	7-15-2069	928,574	833,320
Navient Private Education Refinance Loan Trust Series 2021-CA Class A144A	1.06	10-15-2069	3,915,486	3,509,421
Navient Private Education Refinance Loan Trust Series 2021-EA Class A144A	0.97	12-16-2069	8,082,677	7,124,837
Navient Private Education Refinance Loan Trust Series 2021-FA Class A144A	1.11	2-18-2070	3,637,783	3,186,892
Navient Private Education Refinance Loan Trust Series 2022-A Class A144A	2.23	7-15-2070	2,677,433	2,423,336
Navient Student Loan Trust Series 2021-3A Class A1A144A	1.77	8-25-2070	3,537,534	3,134,146
Nelnet Student Loan Trust Series 2004-3 Class A5 (90 Day Average U.S. SOFR+0.44%)±	5.00	10-27-2036	613,524	609,819
Nelnet Student Loan Trust Series 2004-4 Class A5 (90 Day Average U.S. SOFR+0.42%)±	4.98	1-25-2037	1,365,364	1,358,854
Nelnet Student Loan Trust Series 2005-1 Class A5 (90 Day Average U.S. SOFR+0.37%)±	4.93	10-25-2033	5,381,190	5,327,774
Nelnet Student Loan Trust Series 2005-2 Class A5 (90 Day Average U.S. SOFR+0.36%)±	5.12	3-23-2037	5,177,599	5,135,737
Nelnet Student Loan Trust Series 2005-3 Class A5 (90 Day Average U.S. SOFR+0.38%)±	5.14	12-24-2035	3,727,066	3,697,977
Nelnet Student Loan Trust Series 2005-4 Class A4 (90 Day Average U.S. SOFR+0.44%)±	5.20	3-22-2032	1,070,994	1,036,987
Nissan Auto Lease Trust Series 2023-B Class A4	5.61	11-15-2027	3,476,000	3,500,720
Nissan Auto Lease Trust Series 2025-A Class A3	4.75	3-15-2028	6,032,000	6,040,516
Nissan Auto Receivables Owner Trust Series 2022-B Class A4	4.45	11-15-2029	2,437,000	2,433,632
Nissan Auto Receivables Owner Trust Series 2024-A Class A3	5.28	12-15-2028	8,732,000	8,828,721
PenFed Auto Receivables Owner Trust Series 2022-A Class A3144A	3.96	4-15-2026	184,385	184,317
PenFed Auto Receivables Owner Trust Series 2022-A Class A4144A	4.18	12-15-2028	1,743,000	1,738,868
Santander Drive Auto Receivables Trust Series 2022-7 Class A3	5.75	4-15-2027	301,740	301,881
Santander Drive Auto Receivables Trust Series 2024-3 Class A3	5.63	1-16-2029	4,490,000	4,536,355
Santander Drive Auto Receivables Trust Series 2024-4 Class A3	4.85	1-16-2029	4,220,000	4,228,415
SBNA Auto Lease Trust Series 2024-C Class A4144A	4.42	3-20-2029	2,530,000	2,519,210
SBNA Auto Lease Trust Series 2024-C Class A3144A	4.56	2-22-2028	3,746,000	3,744,811
SBNA Auto Receivables Trust Series 2024-A Class A4144A	5.21	4-16-2029	1,116,000	1,124,782
SBNA Auto Receivables Trust Series 2024-A Class A3144A	5.32	12-15-2028	2,598,000	2,609,886
SFS Auto Receivables Securitization Trust Series 2024-1A Class A4144A	4.94	1-21-2031	971,000	975,822
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3144A	4.95	5-21-2029	5,724,000	5,746,814
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3144A	5.33	11-20-2029	3,687,000	3,727,135
SMB Private Education Loan Trust Series 2016-B Class A2A144A	2.43	2-17-2032	46,628	46,527
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 13

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
SMB Private Education Loan Trust Series 2016-C Class A2B (U.S. SOFR 1 Month+1.21%)144A±	5.52%	9-15-2034	$28,439	$28,442
SMB Private Education Loan Trust Series 2021-A Class APT1144A	1.07	1-15-2053	4,937,217	4,391,646
SoFi Professional Loan Program LLC Series 2017-D Class A2FX144A	2.65	9-25-2040	43,645	42,907
SoFi Professional Loan Program LLC Series 2020-C Class AFX144A	1.95	2-15-2046	293,554	272,043
SoFi Professional Loan Program LLC Series 2021-B Class AFX144A	1.14	2-15-2047	2,794,320	2,406,954
Synchrony Card Funding LLC Series 2023-A1 Class A	5.54	7-15-2029	5,612,000	5,689,620
T-Mobile U.S. Trust Series 2022-1A Class A144A	4.91	5-22-2028	2,415,220	2,417,536
T-Mobile U.S. Trust Series 2024-1A Class A144A	5.05	9-20-2029	5,829,000	5,867,644
T-Mobile U.S. Trust Series 2024-2A Class A144A	4.25	5-21-2029	4,740,000	4,710,950
Toyota Auto Receivables Owner Trust Series 2022-D Class A4	5.43	4-17-2028	2,132,000	2,164,686
Toyota Auto Receivables Owner Trust Series 2023-B Class A3	4.71	2-15-2028	4,376,000	4,385,900
Toyota Auto Receivables Owner Trust Series 2023-C Class A3	5.16	4-17-2028	5,998,000	6,040,863
Verizon Master Trust Series 2022-4 Class A	3.40	11-20-2028	5,594,000	5,573,483
Verizon Master Trust Series 2022-6 Class A	3.67	1-22-2029	2,699,000	2,687,128
Verizon Master Trust Series 2023-1 Class A	4.49	1-22-2029	6,417,000	6,416,056
Verizon Master Trust Series 2023-2 Class A	4.89	4-13-2028	2,391,000	2,392,087
Verizon Master Trust Series 2023-4 Class A1A	5.16	6-20-2029	11,813,000	11,920,823
Verizon Master Trust Series 2024-1 Class A1A	5.00	12-20-2028	8,712,000	8,754,263
Verizon Master Trust Series 2024-7 Class A144A	4.35	8-20-2032	8,142,000	8,013,929
Verizon Master Trust Series 2025-2 Class A144A	4.94	1-20-2033	10,359,000	10,432,334
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3	5.02	6-20-2028	5,050,000	5,075,042
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A3	4.63	7-20-2029	6,415,000	6,426,312
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A4	4.67	6-20-2031	2,453,000	2,453,122
WF Card Issuance Trust Series 2024-A1 Class A	4.94	2-15-2029	11,097,000	11,203,345
WF Card Issuance Trust Series 2024-A2 Class A	4.29	10-15-2029	7,171,000	7,133,598
World Financial Network Credit Card Master Note Trust Series 2024-B Class A	4.62	5-15-2031	3,804,000	3,797,533
World Financial Network Credit Card Master Trust Series 2024-A Class A	5.47	2-15-2031	1,339,000	1,361,458
World Omni Select Auto Trust Series 2023-A Class A2A	5.92	3-15-2027	444,921	445,424
Total asset-backed securities (Cost $392,204,547)				389,139,122
Corporate bonds and notes: 19.61%
Basic materials: 0.09%
Mining: 0.09%
Glencore Funding LLC144A	5.63	4-4-2034	2,174,000	2,176,116
Newmont Corp./Newcrest Finance Pty. Ltd.	5.35	3-15-2034	2,731,000	2,732,985
				4,909,101
Communications: 1.19%
Internet: 0.62%
Meta Platforms, Inc.	4.55	8-15-2031	2,872,000	2,836,848
Meta Platforms, Inc.	4.75	8-15-2034	4,786,000	4,671,939
Meta Platforms, Inc.	5.40	8-15-2054	3,220,000	3,124,065
See accompanying notes to portfolio of investments
14 | Allspring Core Bond Portfolio

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Internet(continued)
Meta Platforms, Inc.	5.55%	8-15-2064	$5,114,000	$4,967,290
Netflix, Inc.	4.90	8-15-2034	7,638,000	7,519,234
Netflix, Inc.	5.40	8-15-2054	3,163,000	3,089,220
Uber Technologies, Inc.	4.80	9-15-2034	4,732,000	4,530,732
Uber Technologies, Inc.	5.35	9-15-2054	2,219,000	2,051,894
				32,791,222
Media: 0.33%
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	6-1-2041	948,000	656,868
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	3-1-2042	4,629,000	3,162,546
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	1,345,000	864,488
Charter Communications Operating LLC/Charter Communications Operating Capital	5.25	4-1-2053	2,265,000	1,827,396
Charter Communications Operating LLC/Charter Communications Operating Capital	5.50	4-1-2063	964,000	771,559
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	4,839,000	4,949,220
Charter Communications Operating LLC/Charter Communications Operating Capital	6.55	6-1-2034	2,701,000	2,762,550
Comcast Corp.	2.99	11-1-2063	2,063,000	1,155,298
Comcast Corp.	4.05	11-1-2052	1,777,000	1,326,921
				17,476,846
Telecommunications: 0.24%
AT&T, Inc.	3.50	6-1-2041	1,761,000	1,350,869
AT&T, Inc.	3.50	9-15-2053	2,733,000	1,845,652
AT&T, Inc.	3.55	9-15-2055	2,729,000	1,831,668
AT&T, Inc.	3.65	9-15-2059	1,725,000	1,150,543
AT&T, Inc.	3.80	12-1-2057	2,416,000	1,675,249
Verizon Communications, Inc.	2.99	10-30-2056	2,769,000	1,644,727
Verizon Communications, Inc.	5.50	2-23-2054	3,346,000	3,207,844
				12,706,552
Consumer, cyclical: 1.33%
Airlines: 0.12%
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	6,051,000	6,012,926
Auto manufacturers: 0.75%
Ford Motor Credit Co. LLC	2.90	2-10-2029	13,893,000	12,511,223
Ford Motor Credit Co. LLC	4.00	11-13-2030	3,038,000	2,751,573
General Motors Financial Co., Inc.	2.70	6-10-2031	7,003,000	5,952,046
General Motors Financial Co., Inc.	5.35	1-7-2030	5,003,000	4,998,984
General Motors Financial Co., Inc.	5.45	9-6-2034	2,218,000	2,144,719
Hyundai Capital America144A	1.30	1-8-2026	1,494,000	1,447,212
Hyundai Capital America144A	4.55	9-26-2029	939,000	915,252
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 15

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Auto manufacturers(continued)
Hyundai Capital America144A	4.88%	11-1-2027	$4,901,000	$4,892,412
Toyota Motor Credit Corp.	4.95	1-9-2030	4,188,000	4,214,324
				39,827,745
Entertainment: 0.10%
Warnermedia Holdings, Inc.	5.05	3-15-2042	3,475,000	2,796,776
Warnermedia Holdings, Inc.	5.14	3-15-2052	3,536,000	2,637,443
				5,434,219
Retail: 0.36%
Dick’s Sporting Goods, Inc.	4.10	1-15-2052	4,676,000	3,401,553
Home Depot, Inc.	3.63	4-15-2052	1,793,000	1,301,102
Home Depot, Inc.	4.75	6-25-2029	2,804,000	2,812,241
Home Depot, Inc.	4.85	6-25-2031	1,862,000	1,863,350
Lowe’s Cos., Inc.	3.50	4-1-2051	2,244,000	1,538,264
Lowe’s Cos., Inc.	4.25	4-1-2052	5,310,000	4,147,422
Lowe’s Cos., Inc.	5.85	4-1-2063	918,000	898,908
McDonald’s Corp. Series I	6.30	3-1-2038	2,810,000	3,036,910
				18,999,750
Consumer, non-cyclical: 3.91%
Agriculture: 0.72%
BAT Capital Corp.	4.39	8-15-2037	1,452,000	1,258,714
BAT Capital Corp.	4.54	8-15-2047	5,278,000	4,211,242
BAT Capital Corp.	6.00	2-20-2034	1,597,000	1,642,097
BAT Capital Corp.	7.08	8-2-2053	1,392,000	1,535,695
Bunge Ltd. Finance Corp.	1.63	8-17-2025	1,892,000	1,862,101
Bunge Ltd. Finance Corp.	2.75	5-14-2031	921,000	806,273
Bunge Ltd. Finance Corp.	4.20	9-17-2029	3,865,000	3,750,411
Bunge Ltd. Finance Corp.	4.65	9-17-2034	7,106,000	6,732,587
Philip Morris International, Inc.	4.88	2-15-2028	5,293,000	5,320,945
Philip Morris International, Inc.	5.00	11-17-2025	3,893,000	3,905,444
Philip Morris International, Inc.	5.25	9-7-2028	2,205,000	2,242,224
Philip Morris International, Inc.	5.50	9-7-2030	2,580,000	2,646,629
Philip Morris International, Inc.	5.75	11-17-2032	2,257,000	2,327,400
				38,241,762
Beverages: 0.28%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70	2-1-2036	9,667,000	9,140,325
Anheuser-Busch InBev Worldwide, Inc.	5.45	1-23-2039	1,876,000	1,869,689
Coca-Cola Co.	5.20	1-14-2055	3,852,000	3,654,759
				14,664,773
Biotechnology: 0.16%
Amgen, Inc.	5.60	3-2-2043	2,681,000	2,628,539
Amgen, Inc.	5.65	3-2-2053	4,357,000	4,210,684
Gilead Sciences, Inc.	4.00	9-1-2036	1,878,000	1,661,315
				8,500,538
See accompanying notes to portfolio of investments
16 | Allspring Core Bond Portfolio

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Cosmetics/Personal Care: 0.04%
Haleon U.S. Capital LLC	3.63%	3-24-2032	$2,452,000	$2,228,379
Food: 0.14%
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group144A	6.38	2-25-2055	1,842,000	1,865,136
Kroger Co.	5.50	9-15-2054	1,846,000	1,729,707
Tyson Foods, Inc.	5.15	8-15-2044	1,029,000	930,423
Tyson Foods, Inc.	5.70	3-15-2034	2,742,000	2,763,538
				7,288,804
Healthcare-products: 0.28%
Alcon Finance Corp.144A	5.38	12-6-2032	6,836,000	6,882,818
Stryker Corp.%%	4.85	2-10-2030	5,250,000	5,240,052
Stryker Corp.%%	5.20	2-10-2035	2,486,000	2,469,236
				14,592,106
Healthcare-services: 0.97%
Cigna Group	5.60	2-15-2054	1,260,000	1,181,425
CommonSpirit Health	3.35	10-1-2029	1,723,000	1,606,322
Elevance Health, Inc.	4.75	2-15-2030	4,575,000	4,538,092
Elevance Health, Inc.	4.95	11-1-2031	3,661,000	3,613,570
Elevance Health, Inc.	5.15	6-15-2029	4,054,000	4,098,314
Elevance Health, Inc.	5.38	6-15-2034	5,486,000	5,461,201
Elevance Health, Inc.	5.70	2-15-2055	1,831,000	1,762,542
HCA, Inc.	3.63	3-15-2032	2,967,000	2,642,635
HCA, Inc.	4.13	6-15-2029	9,849,000	9,444,752
HCA, Inc.	5.25	6-15-2049	3,320,000	2,908,434
HCA, Inc.	5.90	6-1-2053	5,125,000	4,880,230
UnitedHealth Group, Inc.	3.05	5-15-2041	863,000	623,262
UnitedHealth Group, Inc.	4.60	4-15-2027	3,840,000	3,847,155
UnitedHealth Group, Inc.	5.50	7-15-2044	976,000	947,112
UnitedHealth Group, Inc.	5.75	7-15-2064	1,983,000	1,929,177
UnitedHealth Group, Inc.	5.88	2-15-2053	1,735,000	1,740,532
				51,224,755
Pharmaceuticals: 1.32%
AbbVie, Inc.	3.20	11-21-2029	6,854,000	6,388,604
AbbVie, Inc.	4.05	11-21-2039	1,948,000	1,672,628
AbbVie, Inc.	4.25	11-21-2049	4,913,000	4,018,532
AbbVie, Inc.	4.50	5-14-2035	4,032,000	3,791,155
AbbVie, Inc.	4.55	3-15-2035	4,587,000	4,335,689
AbbVie, Inc.	4.80	3-15-2027	4,649,000	4,675,313
AbbVie, Inc.	4.80	3-15-2029	4,649,000	4,656,792
AbbVie, Inc.	4.95	3-15-2031	2,791,000	2,799,775
AbbVie, Inc.	5.05	3-15-2034	4,649,000	4,611,876
AstraZeneca Finance LLC	5.00	2-26-2034	3,758,000	3,719,886
Becton Dickinson & Co.	5.08	6-7-2029	1,830,000	1,843,217
CVS Health Corp.	4.78	3-25-2038	2,047,000	1,797,984
CVS Health Corp.	5.55	6-1-2031	3,711,000	3,726,499
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 17

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals(continued)
Eli Lilly & Co.	4.20%	8-14-2029	$5,843,000	$5,748,484
Eli Lilly & Co.	4.60	8-14-2034	5,748,000	5,533,413
Eli Lilly & Co.	4.70	2-9-2034	3,693,000	3,585,163
Eli Lilly & Co.	5.05	8-14-2054	1,387,000	1,283,552
Eli Lilly & Co.	5.10	2-9-2064	1,854,000	1,691,713
Merck & Co., Inc.	2.35	6-24-2040	5,749,000	3,924,915
				69,805,190
Energy: 0.91%
Oil & gas: 0.33%
Devon Energy Corp.	5.20	9-15-2034	4,815,000	4,567,659
Devon Energy Corp.	5.75	9-15-2054	2,408,000	2,174,414
Diamondback Energy, Inc.	5.15	1-30-2030	3,471,000	3,483,048
Diamondback Energy, Inc.	5.20	4-18-2027	1,858,000	1,876,555
Diamondback Energy, Inc.	5.40	4-18-2034	2,558,000	2,521,000
Diamondback Energy, Inc.	5.75	4-18-2054	1,864,000	1,750,155
Diamondback Energy, Inc.	5.90	4-18-2064	934,000	876,938
				17,249,769
Pipelines: 0.58%
Energy Transfer LP	5.25	7-1-2029	4,689,000	4,712,168
Energy Transfer LP	5.30	4-15-2047	1,876,000	1,659,151
Energy Transfer LP	5.60	9-1-2034	4,687,000	4,659,002
Energy Transfer LP	5.95	5-15-2054	4,272,000	4,110,271
Energy Transfer LP	6.05	9-1-2054	3,311,000	3,226,477
Enterprise Products Operating LLC	4.95	2-15-2035	3,820,000	3,708,847
Enterprise Products Operating LLC	5.55	2-16-2055	2,293,000	2,204,859
ONEOK, Inc.	5.05	11-1-2034	966,000	922,937
ONEOK, Inc.	5.70	11-1-2054	5,401,000	5,017,356
ONEOK, Inc.	5.85	11-1-2064	748,000	698,089
				30,919,157
Financial: 6.30%
Banks: 4.17%
Bank of America Corp. (U.S. SOFR+0.96%)±	1.73	7-22-2027	11,672,000	11,169,215
Bank of America Corp. (U.S. SOFR+1.00%)±	5.16	1-24-2031	3,928,000	3,940,174
Bank of America Corp. (U.S. SOFR+1.31%)±	5.51	1-24-2036	2,630,000	2,644,578
Bank of America Corp. (U.S. SOFR+1.74%)±	5.52	10-25-2035	3,645,000	3,565,229
Citigroup, Inc. (U.S. SOFR+1.34%)±	4.54	9-19-2030	7,749,000	7,557,518
Citigroup, Inc. (U.S. SOFR+1.83%)±	6.02	1-24-2036	9,604,000	9,641,915
Citigroup, Inc. (U.S. SOFR+2.06%)±	5.83	2-13-2035	2,041,000	2,029,798
Citigroup, Inc. (U.S. SOFR+2.66%)±	6.17	5-25-2034	1,829,000	1,864,024
Citizens Financial Group, Inc. (U.S. SOFR+1.91%)±	5.72	7-23-2032	2,450,000	2,472,442
Goldman Sachs Bank USA (U.S. SOFR+0.75%)±	5.41	5-21-2027	9,417,000	9,499,094
Goldman Sachs Bank USA (U.S. SOFR+0.78%)±	5.28	3-18-2027	5,744,000	5,780,249
Goldman Sachs Group, Inc. (U.S. SOFR+1.08%)±	5.21	1-28-2031	7,354,000	7,369,264
Goldman Sachs Group, Inc. (U.S. SOFR+1.14%)±	4.69	10-23-2030	5,593,000	5,495,782
Goldman Sachs Group, Inc. (U.S. SOFR+1.21%)±	5.05	7-23-2030	7,658,000	7,637,994
See accompanying notes to portfolio of investments
18 | Allspring Core Bond Portfolio

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Goldman Sachs Group, Inc. (U.S. SOFR+1.42%)±	5.02%	10-23-2035	$8,260,000	$7,935,719
Goldman Sachs Group, Inc. (U.S. SOFR+1.55%)±	5.33	7-23-2035	5,744,000	5,651,413
Goldman Sachs Group, Inc. (U.S. SOFR+1.70%)±	5.73	1-28-2056	2,621,000	2,608,829
JPMorgan Chase & Co. (U.S. SOFR+0.90%)±	5.14	1-24-2031	4,593,000	4,611,288
JPMorgan Chase & Co. (U.S. SOFR+1.04%)±	4.60	10-22-2030	7,459,000	7,327,663
JPMorgan Chase & Co. (U.S. SOFR+1.32%)±	5.50	1-24-2036	4,593,000	4,620,265
JPMorgan Chase & Co. (U.S. SOFR+1.34%)±	4.95	10-22-2035	3,729,000	3,597,859
JPMorgan Chase & Co. (U.S. SOFR+1.46%)±	5.29	7-22-2035	2,872,000	2,848,283
Morgan Stanley Bank NA (U.S. SOFR+0.91%)±	5.02	1-12-2029	14,853,000	14,911,774
Morgan Stanley Bank NA (U.S. SOFR+0.93%)±	4.97	7-14-2028	6,640,000	6,659,483
Morgan Stanley Bank NA (U.S. SOFR+1.08%)±	4.95	1-14-2028	7,746,000	7,771,219
Morgan Stanley (U.S. SOFR+1.11%)±	5.23	1-15-2031	12,872,000	12,932,043
Morgan Stanley (U.S. SOFR+1.22%)±	5.04	7-19-2030	8,611,000	8,597,298
Morgan Stanley (U.S. SOFR+1.42%)±	5.59	1-18-2036	9,203,000	9,283,109
Morgan Stanley (U.S. SOFR+1.58%)±	5.83	4-19-2035	8,514,000	8,708,776
Morgan Stanley (U.S. SOFR+1.63%)±	5.45	7-20-2029	3,637,000	3,692,125
PNC Financial Services Group, Inc. (U.S. SOFR+1.26%)±	4.81	10-21-2032	4,288,000	4,186,678
Santander Holdings USA, Inc. (U.S. SOFR+2.14%)±	6.34	5-31-2035	7,671,000	7,850,909
Wells Fargo & Co. (U.S. SOFR+1.07%)±	5.71	4-22-2028	2,951,000	2,999,717
Wells Fargo & Co. (U.S. SOFR+1.11%)±	5.24	1-24-2031	6,013,000	6,043,570
Wells Fargo & Co. (U.S. SOFR+1.74%)±	5.57	7-25-2029	1,831,000	1,865,501
Wells Fargo & Co. (U.S. SOFR+1.79%)±	6.30	10-23-2029	1,862,000	1,943,933
Wells Fargo & Co. (U.S. SOFR+2.10%)±	4.90	7-25-2033	2,921,000	2,831,335
				220,146,065
Diversified financial services: 0.46%
American Express Co. (U.S. SOFR+1.02%)±	5.09	1-30-2031	4,143,000	4,157,603
American Express Co. (U.S. SOFR+1.32%)±	5.44	1-30-2036	4,234,000	4,233,480
Apollo Global Management, Inc.	5.80	5-21-2054	1,153,000	1,140,766
Ares Management Corp.	5.60	10-11-2054	2,798,000	2,648,843
Mastercard, Inc.	4.35	1-15-2032	6,749,000	6,533,523
Mastercard, Inc.	4.55	1-15-2035	5,783,000	5,526,652
				24,240,867
Investment Companies: 0.51%
Apollo Debt Solutions BDC144A	6.55	3-15-2032	2,756,000	2,802,900
Ares Strategic Income Fund144A	6.20	3-21-2032	3,676,000	3,678,256
Bain Capital Specialty Finance, Inc.%%	5.95	3-15-2030	2,486,000	2,465,474
Blackstone Private Credit Fund	6.00	1-29-2032	4,127,000	4,086,078
Blackstone Private Credit Fund144A	6.00	11-22-2034	2,287,000	2,224,282
Blue Owl Credit Income Corp.144A	6.60	9-15-2029	3,676,000	3,756,749
FS KKR Capital Corp.	6.13	1-15-2030	5,282,000	5,276,563
Golub Capital Private Credit Fund144A	5.80	9-12-2029	2,935,000	2,894,543
				27,184,845
REITs: 1.16%
Agree LP	2.00	6-15-2028	2,866,000	2,612,023
Agree LP	2.60	6-15-2033	781,000	629,558
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 19

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITs(continued)
Agree LP	4.80%	10-1-2032	$1,723,000	$1,658,793
American Homes 4 Rent LP	3.63	4-15-2032	3,163,000	2,838,990
American Homes 4 Rent LP	4.30	4-15-2052	1,418,000	1,105,990
American Homes 4 Rent LP	5.50	7-15-2034	1,290,000	1,276,846
Brixmor Operating Partnership LP	2.50	8-16-2031	3,027,000	2,552,708
Crown Castle, Inc.	2.10	4-1-2031	3,110,000	2,596,157
Crown Castle, Inc.	2.90	4-1-2041	1,676,000	1,177,665
Crown Castle, Inc.	5.20	9-1-2034	3,820,000	3,721,821
Crown Castle, Inc.	5.80	3-1-2034	5,682,000	5,786,688
ERP Operating LP	4.65	9-15-2034	1,155,000	1,094,747
Essex Portfolio LP	2.55	6-15-2031	1,632,000	1,399,359
Essex Portfolio LP	5.50	4-1-2034	1,926,000	1,929,356
Invitation Homes Operating Partnership LP	2.00	8-15-2031	545,000	446,581
Invitation Homes Operating Partnership LP	4.15	4-15-2032	3,149,000	2,911,758
Invitation Homes Operating Partnership LP	4.88	2-1-2035	2,796,000	2,643,776
Kimco Realty OP LLC	4.85	3-1-2035	2,519,000	2,392,708
Realty Income Corp.	2.10	3-15-2028	1,775,000	1,636,275
Realty Income Corp.	2.85	12-15-2032	2,291,000	1,940,363
Realty Income Corp.	3.40	1-15-2030	1,896,000	1,761,856
Realty Income Corp.	4.90	7-15-2033	2,725,000	2,639,706
Regency Centers LP	2.95	9-15-2029	4,334,000	3,982,836
Regency Centers LP	5.25	1-15-2034	3,715,000	3,672,372
Store Capital LLC	2.70	12-1-2031	1,101,000	913,267
Store Capital LLC	2.75	11-18-2030	2,798,000	2,406,863
Sun Communities Operating LP	4.20	4-15-2032	4,113,000	3,755,192
				61,484,254
Industrial: 1.87%
Aerospace/defense: 0.39%
Boeing Co.	5.81	5-1-2050	3,243,000	3,052,306
Boeing Co.	6.53	5-1-2034	1,927,000	2,035,781
Howmet Aerospace, Inc.	4.85	10-15-2031	2,489,000	2,456,677
Lockheed Martin Corp.	4.80	8-15-2034	3,832,000	3,722,412
Lockheed Martin Corp.	5.20	2-15-2055	2,772,000	2,595,193
Lockheed Martin Corp.	5.20	2-15-2064	2,677,000	2,452,956
RTX Corp.	6.40	3-15-2054	3,788,000	4,111,358
				20,426,683
Building materials: 0.06%
CRH America Finance, Inc.	5.50	1-9-2035	2,949,000	2,967,248
Environmental control: 0.19%
Republic Services, Inc.	5.00	11-15-2029	3,752,000	3,776,983
Waste Management, Inc.	4.95	3-15-2035	6,402,000	6,262,121
				10,039,104
Machinery-construction & mining: 0.36%
Caterpillar Financial Services Corp.	4.38	8-16-2029	3,832,000	3,782,520
See accompanying notes to portfolio of investments
20 | Allspring Core Bond Portfolio

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Machinery-construction & mining(continued)
Caterpillar Financial Services Corp.	4.45%	10-16-2026	$3,832,000	$3,833,978
Caterpillar Financial Services Corp.	4.50	1-8-2027	2,009,000	2,013,086
Caterpillar Financial Services Corp.	4.85	2-27-2029	3,687,000	3,714,339
Caterpillar Financial Services Corp.	5.00	5-14-2027	5,591,000	5,655,188
				18,999,111
Machinery-diversified: 0.72%
Deere & Co.	5.45	1-16-2035	8,349,000	8,514,449
Deere & Co.	5.70	1-19-2055	3,864,000	3,960,350
John Deere Capital Corp.	4.15	9-15-2027	3,665,000	3,633,433
John Deere Capital Corp.	4.50	1-8-2027	4,603,000	4,614,360
John Deere Capital Corp.	4.65	1-7-2028	4,603,000	4,625,994
John Deere Capital Corp.	4.85	6-11-2029	597,000	600,954
John Deere Capital Corp.	5.10	4-11-2034	4,647,000	4,642,787
John Deere Capital Corp.	5.15	9-8-2026	3,420,000	3,458,083
John Deere Capital Corp. Series 1	5.05	6-12-2034	4,214,000	4,192,222
				38,242,632
Transportation: 0.15%
Burlington Northern Santa Fe LLC	4.45	1-15-2053	734,000	617,403
Burlington Northern Santa Fe LLC	5.20	4-15-2054	1,950,000	1,840,368
Crowley Conro LLC	4.18	8-15-2043	2,203,202	1,918,586
Union Pacific Corp.	2.38	5-20-2031	1,747,000	1,519,667
Union Pacific Corp.	2.80	2-14-2032	2,370,000	2,064,119
				7,960,143
Technology: 2.16%
Computers: 0.55%
Accenture Capital, Inc.	3.90	10-4-2027	5,591,000	5,521,063
Accenture Capital, Inc.	4.05	10-4-2029	4,659,000	4,541,137
Accenture Capital, Inc.	4.25	10-4-2031	7,453,000	7,192,469
Accenture Capital, Inc.	4.50	10-4-2034	4,099,000	3,900,429
Apple, Inc.	2.38	2-8-2041	1,337,000	922,867
Apple, Inc.	2.65	5-11-2050	1,456,000	906,695
Apple, Inc.	2.65	2-8-2051	1,125,000	693,752
Apple, Inc.	3.95	8-8-2052	3,516,000	2,798,940
Hewlett Packard Enterprise Co.	5.60	10-15-2054	2,330,000	2,248,045
				28,725,397
Semiconductors: 1.13%
Broadcom, Inc.144A	2.45	2-15-2031	2,874,000	2,485,718
Broadcom, Inc.	3.15	11-15-2025	2,154,000	2,128,522
Broadcom, Inc.	4.15	2-15-2028	4,573,000	4,493,148
Broadcom, Inc.	4.55	2-15-2032	4,659,000	4,488,547
Broadcom, Inc.	4.80	10-15-2034	6,523,000	6,245,794
Broadcom, Inc.144A	4.93	5-15-2037	2,626,000	2,482,146
Broadcom, Inc.	5.05	7-12-2029	6,704,000	6,730,758
Broadcom, Inc.	5.15	11-15-2031	5,746,000	5,760,836
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 21

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Semiconductors(continued)
Intel Corp.	2.80%	8-12-2041	$1,579,000	$1,005,990
Intel Corp.	3.25	11-15-2049	916,000	553,345
Intel Corp.	5.60	2-21-2054	930,000	816,276
Intel Corp.	5.63	2-10-2043	1,053,000	970,574
Intel Corp.	5.70	2-10-2053	1,711,000	1,523,467
Intel Corp.	5.90	2-10-2063	2,560,000	2,309,020
KLA Corp.	3.30	3-1-2050	1,505,000	1,040,850
KLA Corp.	4.70	2-1-2034	3,711,000	3,598,503
Micron Technology, Inc.	5.38	4-15-2028	9,201,000	9,312,822
Texas Instruments, Inc.	5.00	3-14-2053	2,203,000	2,014,312
Texas Instruments, Inc.	5.15	2-8-2054	1,854,000	1,732,035
				59,692,663
Software: 0.48%
Cadence Design Systems, Inc.	4.20	9-10-2027	3,473,000	3,438,332
Cadence Design Systems, Inc.	4.30	9-10-2029	9,645,000	9,453,013
Cadence Design Systems, Inc.	4.70	9-10-2034	8,957,000	8,595,632
Intuit, Inc.	5.50	9-15-2053	1,136,000	1,113,451
Oracle Corp.	4.00	7-15-2046	3,189,000	2,447,012
Oracle Corp.	5.38	9-27-2054	435,000	397,587
				25,445,027
Utilities: 1.85%
Electric: 1.85%
American Transmission Systems, Inc.144A	2.65	1-15-2032	1,142,000	970,647
Baltimore Gas & Electric Co.	2.25	6-15-2031	2,451,000	2,092,791
CenterPoint Energy Houston Electric LLC Series AH	3.60	3-1-2052	1,811,000	1,296,093
Consolidated Edison Co. of New York, Inc.	3.20	12-1-2051	549,000	356,326
Consolidated Edison Co. of New York, Inc.	5.38	5-15-2034	2,822,000	2,853,927
Consolidated Edison Co. of New York, Inc.	5.50	3-15-2034	4,681,000	4,749,230
Consolidated Edison Co. of New York, Inc.	5.50	3-15-2055	3,292,000	3,146,529
Consolidated Edison Co. of New York, Inc.	5.70	5-15-2054	1,878,000	1,847,967
Consumers Energy Co.	4.70	1-15-2030	2,089,000	2,074,495
DTE Electric Co.	2.95	3-1-2050	2,862,000	1,857,807
DTE Electric Co. Series B	3.65	3-1-2052	1,311,000	955,518
DTE Energy Co.	5.85	6-1-2034	2,632,000	2,690,682
Duke Energy Carolinas LLC	2.55	4-15-2031	1,119,000	972,854
Duke Energy Carolinas LLC	2.85	3-15-2032	3,044,000	2,637,296
Duke Energy Carolinas LLC	3.55	3-15-2052	2,217,000	1,557,259
Duke Energy Carolinas LLC	5.25	3-15-2035	2,666,000	2,647,810
Duke Energy Carolinas LLC	5.35	1-15-2053	2,146,000	2,031,567
Duke Energy Corp.	3.50	6-15-2051	1,519,000	1,021,695
Duke Energy Florida LLC	2.40	12-15-2031	2,443,000	2,072,732
Duke Energy Progress LLC	2.50	8-15-2050	2,473,000	1,419,688
Duke Energy Progress LLC	3.70	10-15-2046	560,000	416,836
Entergy Arkansas LLC	2.65	6-15-2051	2,207,000	1,300,246
Entergy Arkansas LLC	5.15	1-15-2033	3,677,000	3,675,153
FirstEnergy Pennsylvania Electric Co.144A	3.25	3-15-2028	2,388,000	2,280,607
See accompanying notes to portfolio of investments
22 | Allspring Core Bond Portfolio

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric(continued)
FirstEnergy Pennsylvania Electric Co.144A	4.30%	1-15-2029	$2,882,000	$2,810,109
FirstEnergy Pennsylvania Electric Co.144A	5.15	3-30-2026	1,839,000	1,845,540
FirstEnergy Pennsylvania Electric Co.144A	5.20	4-1-2028	1,886,000	1,898,015
Jersey Central Power & Light Co.144A	2.75	3-1-2032	2,693,000	2,294,216
Jersey Central Power & Light Co.144A	5.10	1-15-2035	2,200,000	2,143,068
MidAmerican Energy Co.	2.70	8-1-2052	2,124,000	1,282,098
Mississippi Power Co. Series 12-A	4.25	3-15-2042	1,247,000	1,036,344
Mississippi Power Co. Series B	3.10	7-30-2051	2,939,000	1,921,526
Northern States Power Co.	5.40	3-15-2054	1,484,000	1,421,900
NSTAR Electric Co.	5.40	6-1-2034	2,830,000	2,846,663
Oncor Electric Delivery Co. LLC	5.55	6-15-2054	1,339,000	1,292,344
Pacific Gas & Electric Co.	3.50	8-1-2050	930,000	608,432
Pacific Gas & Electric Co.	3.95	12-1-2047	5,609,000	4,001,834
Pacific Gas & Electric Co.	4.20	6-1-2041	1,424,000	1,120,039
Pacific Gas & Electric Co.	4.75	2-15-2044	825,000	679,099
Pacific Gas & Electric Co.	4.95	7-1-2050	7,001,000	5,763,245
PECO Energy Co.	2.85	9-15-2051	2,957,000	1,831,905
PPL Capital Funding, Inc.	5.25	9-1-2034	3,707,000	3,641,583
Public Service Co. of Oklahoma Series K	3.15	8-15-2051	1,658,000	1,059,325
Public Service Electric & Gas Co.	1.90	8-15-2031	4,213,000	3,493,998
Public Service Electric & Gas Co.	2.05	8-1-2050	680,000	352,025
Public Service Electric & Gas Co.	2.70	5-1-2050	1,146,000	698,317
Public Service Enterprise Group, Inc.	5.45	4-1-2034	3,155,000	3,139,692
Sempra (5 Year Treasury Constant Maturity+2.14%)±	6.55	4-1-2055	538,000	525,062
Southern California Edison Co. Series C	4.13	3-1-2048	1,846,000	1,370,810
Virginia Electric & Power Co.	2.95	11-15-2051	2,451,000	1,514,780
				97,517,724
Total corporate bonds and notes (Cost $1,062,324,426)				1,035,945,357
Municipal obligations: 0.28%
Nevada: 0.07%
Airport revenue: 0.07%
County of Clark Department of Aviation Series C	6.82	7-1-2045	3,365,000	3,734,851
New York: 0.09%
Airport revenue: 0.09%
Port Authority of New York & New Jersey	4.46	10-1-2062	5,505,000	4,597,987
Ohio: 0.03%
Education revenue: 0.03%
Ohio State University Series A	4.80	6-1-2111	1,957,000	1,659,054
Texas: 0.09%
Education revenue: 0.02%
Board of Regents of the University of Texas System Series B	2.44	8-15-2049	1,695,000	1,013,691
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 23

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.07%
North Texas Tollway Authority Series B	6.72%	1-1-2049	$3,609,000	$3,986,659
				5,000,350
Total municipal obligations (Cost $17,104,522)				14,992,242
Non-agency mortgage-backed securities: 1.27%
Angel Oak Mortgage Trust Series 2020-2 Class A1A144A±±	2.53	1-26-2065	1,005,013	929,032
Angel Oak Mortgage Trust Series 2020-5 Class A1144A±±	1.37	5-25-2065	297,230	282,408
Angel Oak Mortgage Trust Series 2021-6 Class A1144A±±	1.46	9-25-2066	2,243,073	1,856,459
BBCMS Mortgage Trust Series 2018-C2 Class ASB	4.24	12-15-2051	820,311	810,334
BBCMS Trust Series 2025-C32 Class A5%%	5.72	2-15-2063	3,428,000	3,558,833
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1144A±±	2.88	7-25-2049	997,732	965,361
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1144A±±	2.72	11-25-2059	439,341	433,066
BX Commercial Mortgage Trust Series 2021-VOLT Class A (U.S. SOFR 1 Month+0.81%)144A±	5.12	9-15-2036	11,682,525	11,624,112
CFCRE Commercial Mortgage Trust Series 2017-C8 Class ASB	3.37	6-15-2050	666,901	658,569
COLT Mortgage Loan Trust Series 2021-2 Class A1144A±±	0.92	8-25-2066	3,001,648	2,478,490
COLT Mortgage Loan Trust Series 2021-4 Class A1144A±±	1.40	10-25-2066	3,081,530	2,565,358
COMM Mortgage Trust Series 2015-LC23 Class A3	3.52	10-10-2048	1,901,886	1,882,585
GS Mortgage Securities Trust Series 2015-GC32 Class A3	3.50	7-10-2048	1,666,170	1,661,074
GS Mortgage Securities Trust Series 2020-GSA2 Class A4	1.72	12-12-2053	5,595,000	4,705,406
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1 Class A1144A	5.31	1-25-2051	339,040	337,150
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class A3	3.39	12-15-2049	1,080,000	1,053,769
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class A5	3.82	7-15-2048	3,008,000	2,968,773
MFA Trust Series 2021-NQM2 Class A1144A±±	1.03	11-25-2064	1,128,318	973,083
Morgan Stanley Capital I Trust Series 2020-HR8 Class A3	1.79	7-15-2053	2,048,243	1,744,925
New Residential Mortgage Loan Trust Series 2019-NQM4 Class A1144A±±	2.49	9-25-2059	583,574	554,217
STAR Trust Series 2021-1 Class A1144A±±	1.22	5-25-2065	925,549	855,956
Starwood Mortgage Residential Trust Series 2020-1 Class A1144A±±	2.28	2-25-2050	207,715	197,672
Starwood Mortgage Residential Trust Series 2020-3 Class A1144A±±	1.49	4-25-2065	779,943	754,192
Starwood Mortgage Residential Trust Series 2020-INV1 Class A1144A±±	1.03	11-25-2055	651,606	615,506
Starwood Mortgage Residential Trust Series 2021-4 Class A1144A±±	1.16	8-25-2056	2,620,087	2,323,026
Verus Securitization Trust Series 2019-INV3 Class A1144A±±	3.69	11-25-2059	280,484	276,365
Verus Securitization Trust Series 2021-1 Class A1144A±±	0.82	1-25-2066	1,315,750	1,158,530
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	2,379,676	2,087,814
Verus Securitization Trust Series 2021-3 Class A1144A±±	1.05	6-25-2066	2,053,425	1,731,196
Verus Securitization Trust Series 2021-4 Class A1144A±±	0.94	7-25-2066	2,576,720	2,130,674
Verus Securitization Trust Series 2021-5 Class A1144A±±	1.01	9-25-2066	6,387,656	5,394,289
Verus Securitization Trust Series 2021-7 Class A1144A±±	1.83	10-25-2066	2,902,317	2,568,233
Verus Securitization Trust Series 2021-8 Class A1144A±±	1.82	11-25-2066	2,635,357	2,360,295
See accompanying notes to portfolio of investments
24 | Allspring Core Bond Portfolio

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Verus Securitization Trust Series 2021-R1 Class A1144A±±	0.82%	10-25-2063	$853,995	$805,110
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	1,068,555	997,477
Visio Trust Series 2020-1R Class A1144A	1.31	11-25-2055	654,911	622,339
Total non-agency mortgage-backed securities (Cost $73,339,377)				66,921,678
U.S. Treasury securities: 26.56%
U.S. Treasury Bonds	1.13	5-15-2040	5,206,000	3,150,850
U.S. Treasury Bonds	1.13	8-15-2040	66,268,000	39,768,566
U.S. Treasury Bonds	1.38	11-15-2040	48,403,000	30,115,741
U.S. Treasury Bonds	1.75	8-15-2041	108,538,000	70,676,893
U.S. Treasury Bonds##	1.88	2-15-2041	161,521,000	108,831,083
U.S. Treasury Bonds##	2.00	11-15-2041	145,708,000	98,381,358
U.S. Treasury Bonds	2.25	8-15-2049	4,361,000	2,707,738
U.S. Treasury Bonds	2.38	2-15-2042	49,722,000	35,560,941
U.S. Treasury Bonds	3.00	2-15-2048	24,180,000	17,796,858
U.S. Treasury Bonds	3.00	8-15-2048	16,418,000	12,030,674
U.S. Treasury Bonds	3.00	2-15-2049	28,900,000	21,087,969
U.S. Treasury Bonds	3.13	5-15-2048	13,136,000	9,871,499
U.S. Treasury Bonds	3.38	11-15-2048	55,354,000	43,390,184
U.S. Treasury Bonds	4.13	8-15-2044	11,929,000	10,821,840
U.S. Treasury Bonds##	4.25	8-15-2054	106,785,000	97,357,887
U.S. Treasury Bonds	4.63	11-15-2044	13,464,000	13,070,599
U.S. Treasury Bonds	4.63	5-15-2054	8,437,000	8,186,527
U.S. Treasury Notes	0.38	7-31-2027	66,080,000	60,125,056
U.S. Treasury Notes	0.63	3-31-2027	7,035,000	6,520,840
U.S. Treasury Notes	0.75	1-31-2028	4,510,000	4,071,684
U.S. Treasury Notes	1.00	7-31-2028	30,214,000	27,029,728
U.S. Treasury Notes	1.13	8-31-2028	55,924,000	50,117,516
U.S. Treasury Notes	1.25	4-30-2028	50,057,000	45,538,182
U.S. Treasury Notes	1.25	5-31-2028	16,599,000	15,062,296
U.S. Treasury Notes	1.38	10-31-2028	913,000	821,700
U.S. Treasury Notes	1.75	1-31-2029	20,396,000	18,498,216
U.S. Treasury Notes	1.88	2-28-2029	23,147,000	21,059,249
U.S. Treasury Notes	2.38	3-31-2029	18,956,000	17,563,178
U.S. Treasury Notes	2.88	5-15-2028	76,015,000	72,802,179
U.S. Treasury Notes	2.88	4-30-2029	100,804,000	95,208,591
U.S. Treasury Notes	3.38	9-15-2027	2,238,000	2,191,142
U.S. Treasury Notes	3.50	9-30-2029	1,437,000	1,386,986
U.S. Treasury Notes	3.75	8-15-2027	3,000,000	2,965,898
U.S. Treasury Notes	3.75	8-31-2031	516,000	495,884
U.S. Treasury Notes	4.13	1-31-2027	26,040,000	26,001,347
U.S. Treasury Notes	4.13	10-31-2029	5,720,000	5,669,280
U.S. Treasury Notes	4.25	12-31-2026	22,051,000	22,065,643
U.S. Treasury Notes	4.25	1-15-2028	48,026,000	48,037,256
U.S. Treasury Notes	4.25	1-31-2030	110,564,000	110,166,661
U.S. Treasury Notes	4.25	11-15-2034	32,281,000	31,529,458
U.S. Treasury Notes	4.38	12-31-2029	28,033,000	28,083,372
U.S. Treasury Notes	4.50	5-15-2027	14,852,000	14,939,604
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 25

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	4.50%	12-31-2031	$10,464,000	$10,498,335
U.S. Treasury Notes	4.63	11-15-2026	24,256,000	24,421,813
U.S. Treasury Notes	4.88	10-31-2028	17,373,000	17,716,388
Total U.S. Treasury securities (Cost $1,434,584,388)				1,403,394,689
Yankee corporate bonds and notes: 2.54%
Consumer, non-cyclical: 0.67%
Agriculture: 0.10%
Imperial Brands Finance PLC144A	5.88	7-1-2034	5,620,000	5,605,966
Food: 0.32%
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl	3.00	5-15-2032	5,234,000	4,411,967
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl	3.63	1-15-2032	4,884,000	4,321,341
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl	3.75	12-1-2031	1,313,000	1,175,319
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl	6.50	12-1-2052	1,926,000	1,963,611
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl	7.25	11-15-2053	4,558,000	5,060,332
				16,932,570
Pharmaceuticals: 0.25%
Pfizer Investment Enterprises Pte. Ltd.	4.75	5-19-2033	4,478,000	4,352,934
Pfizer Investment Enterprises Pte. Ltd.	5.30	5-19-2053	5,799,000	5,429,817
Pfizer Investment Enterprises Pte. Ltd.	5.34	5-19-2063	3,671,000	3,363,855
				13,146,606
Energy: 0.39%
Oil & gas: 0.12%
Petroleos Mexicanos	2.38	4-15-2025	181,450	179,508
Petroleos Mexicanos	2.46	12-15-2025	806,500	776,310
TotalEnergies Capital SA	5.28	9-10-2054	1,928,000	1,785,937
TotalEnergies Capital SA	5.43	9-10-2064	964,000	887,857
TotalEnergies Capital SA	5.49	4-5-2054	1,856,000	1,765,370
TotalEnergies Capital SA	5.64	4-5-2064	926,000	880,813
				6,275,795
Pipelines: 0.27%
Enbridge, Inc.	5.63	4-5-2034	2,781,000	2,789,015
Enbridge, Inc.	5.95	4-5-2054	926,000	911,087
Enbridge, Inc.	6.00	11-15-2028	2,755,000	2,851,044
Enbridge, Inc.	6.20	11-15-2030	2,755,000	2,891,603
Galaxy Pipeline Assets Bidco Ltd.144A	2.16	3-31-2034	2,976,371	2,584,729
Galaxy Pipeline Assets Bidco Ltd.144A	2.63	3-31-2036	2,554,000	2,108,227
				14,135,705
Financial: 1.38%
Banks: 1.38%
Banco Bilbao Vizcaya Argentaria SA (1 Year Treasury Constant Maturity+1.95%)±	6.03	3-13-2035	3,600,000	3,651,090
Banco Santander SA	6.03	1-17-2035	3,200,000	3,270,556
See accompanying notes to portfolio of investments
26 | Allspring Core Bond Portfolio

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
BBVA Bancomer SA144A	5.25%	9-10-2029	$2,727,000	$2,683,314
BNP Paribas SA (U.S. SOFR+1.62%)144A±	5.79	1-13-2033	4,239,000	4,282,368
BPCE SA (U.S. SOFR+1.68%)144A±	5.88	1-14-2031	5,607,000	5,693,557
BPCE SA (U.S. SOFR+2.04%)144A±	6.29	1-14-2036	4,339,000	4,423,734
BPCE SA (U.S. SOFR+2.61%)144A±	6.92	1-14-2046	1,230,000	1,272,775
Canadian Imperial Bank of Commerce (U.S. SOFR+1.34%)±	4.63	9-11-2030	3,232,000	3,172,775
Deutsche Bank AG	5.41	5-10-2029	3,858,000	3,919,507
Deutsche Bank AG (U.S. SOFR+2.05%)±	5.40	9-11-2035	3,808,000	3,656,708
Deutsche Bank AG (U.S. SOFR+2.26%)±	3.74	1-7-2033	4,857,000	4,187,244
DNB Bank ASA (U.S. SOFR+1.05%)144A±	4.85	11-5-2030	7,277,000	7,216,225
HSBC Holdings PLC (U.S. SOFR+1.90%)±	5.87	11-18-2035	5,473,000	5,393,997
National Australia Bank Ltd. (1 Year Treasury Constant Maturity+1.30%)144A±	5.90	1-14-2036	3,848,000	3,850,912
Sumitomo Mitsui Trust Bank Ltd.144A	4.50	9-10-2029	1,153,000	1,131,012
Swedbank AB144A	5.00	11-20-2029	5,474,000	5,480,175
UBS Group AG (U.S. SOFR+1.73%)144A±	3.09	5-14-2032	2,908,000	2,559,202
UBS Group AG (U.S. SOFR+3.73%)144A±	4.19	4-1-2031	2,838,000	2,708,971
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 1 Year+1.86%)144A±	5.38	9-6-2045	4,467,000	4,271,485
				72,825,607
Industrial: 0.06%
Building materials: 0.06%
CRH SMW Finance DAC	5.13	1-9-2030	2,949,000	2,961,443
Utilities: 0.04%
Electric: 0.04%
Chile Electricity Lux MPC II Sarl144A	5.58	10-20-2035	2,242,000	2,202,989
Total yankee corporate bonds and notes (Cost $134,956,615)				134,086,681
Yankee government bonds: 1.00%
Australia: 0.12%
Export Finance & Insurance Corp.144A	4.63	10-26-2027	6,217,000	6,254,531
Israel: 0.18%
Israel	3.88	7-3-2050	1,977,000	1,418,507
Israel	5.75	3-12-2054	2,655,000	2,463,439
Israel	4.50	1-17-2033	6,184,000	5,741,844
				9,623,790
Mexico: 0.47%
Mexico	2.66	5-24-2031	6,571,000	5,388,108
Mexico	4.60	1-23-2046	2,600,000	1,890,051
Mexico	4.60	2-10-2048	2,227,000	1,597,748
Mexico	4.75	3-8-2044	1,234,000	937,390
Mexico	6.00	5-13-2030	1,845,000	1,855,918
Mexico	6.88	5-13-2037	1,864,000	1,873,948
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 27

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Mexico(continued)
Mexico	7.38%	5-13-2055	$3,457,000	$3,483,584
Mexico	3.50	2-12-2034	9,427,000	7,531,511
				24,558,258
Paraguay: 0.10%
Paraguay144A	5.40	3-30-2050	6,370,000	5,406,867
Poland: 0.09%
Bank Gospodarstwa Krajowego144A	6.25	7-9-2054	5,043,000	4,961,071
Uruguay: 0.04%
Oriental Republic of Uruguay	5.25	9-10-2060	2,339,000	2,105,084
Total yankee government bonds (Cost $54,007,248)				52,909,601

		Yield	Shares
Short-term investments: 2.36%
Investment companies: 2.36%
Allspring Government Money Market Fund Select Class♠∞##		4.32	124,876,455	124,876,455
Total short-term investments (Cost $124,876,455)				124,876,455
Total investments in securities (Cost $5,667,436,738)	104.80%			5,537,575,932
Other assets and liabilities, net	(4.80)			(253,503,629)
Total net assets	100.00%			$5,284,072,303

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
BDC	Business Development Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
See accompanying notes to portfolio of investments
28 | Allspring Core Bond Portfolio

Portfolio of investments—January 31, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$92,880,101	$2,319,597,369	$(2,287,601,015)	$0	$0	$124,876,455	124,876,455	$6,073,110
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 29

Notes to portfolio of investments—January 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Mortgage dollar roll transactions
The Portfolio may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolio accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
30 | Allspring Core Bond Portfolio

Notes to portfolio of investments—January 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of January 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$2,315,310,107	$0	$2,315,310,107
Asset-backed securities	0	389,139,122	0	389,139,122
Corporate bonds and notes	0	1,035,945,357	0	1,035,945,357
Municipal obligations	0	14,992,242	0	14,992,242
Non-agency mortgage-backed securities	0	66,921,678	0	66,921,678
U.S. Treasury securities	1,403,394,689	0	0	1,403,394,689
Yankee corporate bonds and notes	0	134,086,681	0	134,086,681
Yankee government bonds	0	52,909,601	0	52,909,601
Short-term investments
Investment companies	124,876,455	0	0	124,876,455
Total assets	$1,528,271,144	$4,009,304,788	$0	$5,537,575,932
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
 At January 31, 2025, the Portfolio did not have any transfers into/out of Level 3.
Allspring Core Bond Portfolio | 31